Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.875%, 06/15/2025		$18,650,000	$18,209,977
3.125%, 08/15/2025		103,375,000	101,432,681
1.125%, 10/31/2026		246,775,000	225,076,151
2.000%, 11/15/2026		193,725,000	182,192,309
1.125%, 08/31/2028		574,050,000	504,065,234
2.375%, 03/31/2029		176,950,000	165,192,502
3.875%, 12/31/2029		46,125,000	46,957,412
2.875%, 05/15/2032		442,375,000	420,982,019
1.375%, 11/15/2040		456,375,000	314,346,107
2.250%, 05/15/2041		58,175,000	46,201,404
2.375%, 02/15/2042		188,300,000	151,419,679
2.875%, 05/15/2043		696,050,000	601,403,515
2.500%, 02/15/2045		970,050,000	774,031,696
1.250%, 05/15/2050		104,825,000	60,937,720
1.375%, 08/15/2050		204,000,000	122,503,593
2.875%, 05/15/2052		124,225,000	106,270,605
Total U.S. Treasury Securities (Cost $4,372,785,409)			3,841,222,604	16.1%

Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)		5,200,000	4,308,185
Electricite de France SA,
4.750%, 10/13/2035 (Callable 04/13/2035) (1)(2)		10,000,000	9,117,292
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)		5,000,000	4,193,358
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)		1,005,000	769,128
6.700%, 02/16/2032 (Callable 11/16/2031) (1)		31,343,000	24,949,417
Total Other Government Related Securities (Cost $50,040,542)			43,337,380	0.2%

Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029 (Callable 10/07/2024) (1)(2)		500,000	442,103
AbbVie, Inc.:
3.800%, 03/15/2025 (Callable 12/15/2024)		29,200,000	28,723,721
3.600%, 05/14/2025 (Callable 02/14/2025)		2,500,000	2,452,279
4.300%, 05/14/2036 (Callable 11/14/2035)		3,825,000	3,595,365
4.050%, 11/21/2039 (Callable 05/21/2039)		11,250,000	10,048,881
4.250%, 11/21/2049 (Callable 05/21/2049)		20,000,000	17,649,513
ADT Security Corp.,
4.125%, 08/01/2029 (Callable 08/01/2028) (2)		2,250,000	2,006,528
Advanced Drainage Systems, Inc.,
6.375%, 06/15/2030 (Callable 07/15/2025) (2)		1,500,000	1,469,756
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)		7,250,000	6,446,281
3.630%, 03/01/2049 (Callable 09/01/2048)		8,900,000	6,610,908
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050 (Callable 11/15/2049)		5,000,000	3,588,851
Aker BP ASA,
2.875%, 01/15/2026 (Callable 12/15/2025) (1)(2)		25,000,000	23,643,971
Albertsons Companies, Inc.:
3.250%, 03/15/2026 (Callable 05/01/2023) (2)		5,000,000	4,704,975
3.500%, 03/15/2029 (Callable 09/15/2023) (2)		1,500,000	1,305,141
Alcon Finance Corp.:
3.000%, 09/23/2029 (Callable 06/23/2029) (1)(2)		6,110,000	5,528,322
2.600%, 05/27/2030 (Callable 02/27/2030) (1)(2)		6,475,000	5,579,033
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (Callable 10/25/2029) (1)(2)		6,500,000	5,686,810
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)		12,275,000	11,090,508
Alpek SAB de CV:
4.250%, 09/18/2029 (Callable 06/18/2029) (1)(2)		6,000,000	5,400,460
3.250%, 02/25/2031 (Callable 11/25/2030) (1)(2)		10,000,000	8,085,602
America Movil SAB de CV,
2.875%, 05/07/2030 (Callable 02/07/2030) (1)		28,000,000	24,705,329
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)		5,000,000	3,921,943
4.400%, 05/01/2045 (Callable 11/01/2044)		8,000,000	7,063,724
5.650%, 03/02/2053 (Callable 09/02/2052)		17,475,000	18,186,251
Anglo American Capital PLC:
5.625%, 04/01/2030 (Callable 01/01/2030) (1)(2)		3,000,000	3,018,201
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)		16,025,000	13,333,291
3.950%, 09/10/2050 (Callable 03/10/2050) (1)(2)		10,000,000	7,656,513
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)		5,000,000	5,106,090
5.450%, 01/23/2039 (Callable 07/23/2038) (1)		9,975,000	10,473,300
4.900%, 02/01/2046 (Callable 08/01/2045) (1)		60,675,000	59,298,431
Antofagasta PLC,
2.375%, 10/14/2030 (Callable 07/14/2030) (1)(2)		6,000,000	4,781,586
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)		18,140,000	17,712,975
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)		20,575,000	20,413,062
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)		7,500,000	6,612,642
Aramark Services, Inc.,
5.000%, 02/01/2028 (Callable 05/01/2023) (2)		1,000,000	946,465
ArcelorMittal:
6.125%, 06/01/2025 (1)		6,078,000	6,194,344
4.550%, 03/11/2026 (1)		30,930,000	30,326,691
4.250%, 07/16/2029 (1)		15,000,000	14,219,915
6.800%, 11/29/2032 (Callable 08/29/2032) (1)		24,100,000	25,280,030
7.000%, 10/15/2039 (1)		11,096,000	11,659,219
Arcosa, Inc.,
4.375%, 04/15/2029 (Callable 04/15/2024) (2)		3,000,000	2,668,080
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028 (Callable 05/15/2024) (1)(2)		500,000	430,281
Arrow Electronics, Inc.,
3.250%, 09/08/2024 (Callable 07/08/2024)		15,000,000	14,573,152
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)		9,000,000	8,359,554
4.250%, 11/01/2029 (Callable 11/01/2024) (1)(2)		4,100,000	3,762,279
2.450%, 08/12/2031 (Callable 05/12/2031) (1)(2)		23,840,000	18,780,544
5.550%, 05/30/2033 (Callable 02/28/2033) (1)(2)		5,000,000	4,940,544
AT&T, Inc.:
4.300%, 02/15/2030 (Callable 11/15/2029)		10,980,000	10,669,495
2.550%, 12/01/2033 (Callable 09/01/2033)		14,329,000	11,525,533
4.650%, 06/01/2044 (Callable 12/01/2043)		9,700,000	8,673,353
3.550%, 09/15/2055 (Callable 03/15/2055)		40,029,000	28,733,163
3.800%, 12/01/2057 (Callable 06/01/2057)		25,315,000	18,794,109
3.650%, 09/15/2059 (Callable 03/15/2059)		31,734,000	22,676,937
Avery Dennison Corp.,
2.650%, 04/30/2030 (Callable 02/01/2030)		10,175,000	8,688,601
Ball Corp.:
5.250%, 07/01/2025		21,675,000	21,530,253
4.875%, 03/15/2026 (Callable 12/15/2025)		23,125,000	22,951,562
6.875%, 03/15/2028 (Callable 11/15/2024)		2,000,000	2,070,000
2.875%, 08/15/2030 (Callable 05/15/2030)		5,000,000	4,164,775
3.125%, 09/15/2031 (Callable 06/15/2031)		25,000,000	20,687,500
Bayer US Finance II LLC:
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)		25,000,000	24,462,478
4.625%, 06/25/2038 (Callable 12/25/2037) (1)(2)		12,000,000	10,989,118
4.400%, 07/15/2044 (Callable 01/15/2044) (1)(2)		5,125,000	4,225,197
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)		4,531,000	4,447,371
3.734%, 12/15/2024 (Callable 09/15/2024)		2,528,000	2,471,567
4.875%, 05/15/2044 (Callable 11/15/2043)		5,455,000	4,903,211
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 05/01/2023) (2)		28,000,000	27,291,880
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)		5,000,000	3,914,576
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)		17,475,000	17,369,786
5.950%, 06/01/2026 (Callable 03/01/2026)		26,406,000	26,787,956
4.800%, 05/03/2029 (Callable 02/03/2029)		28,916,000	28,331,251
3.600%, 09/01/2032 (Callable 06/01/2032)		15,000,000	12,897,739
Boeing Co.:
2.196%, 02/04/2026 (Callable 05/01/2023)		25,550,000	23,706,258
5.150%, 05/01/2030 (Callable 02/01/2030)		26,000,000	26,162,553
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030 (Callable 12/01/2029)		16,330,000	14,713,166
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028 (Callable 09/01/2023) (2)		1,000,000	912,540
4.000%, 07/01/2029 (Callable 07/01/2024) (2)		500,000	451,207
Boral Finance Pty Ltd.,
3.750%, 05/01/2028 (Callable 02/01/2028) (1)(2)		1,440,000	1,310,185
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)		8,285,000	8,259,547
BP Capital Markets America, Inc.,
4.812%, 02/13/2033 (Callable 11/13/2032) (1)		4,575,000	4,645,289
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)		6,425,000	5,362,530
British Telecommunications PLC,
9.625%, 12/15/2030 (1)		19,000,000	23,688,869
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)		26,800,000	26,091,013
3.150%, 11/15/2025 (Callable 10/15/2025)		7,150,000	6,841,032
4.000%, 04/15/2029 (Callable 02/15/2029) (2)		4,000,000	3,741,689
5.000%, 04/15/2030 (Callable 01/15/2030)		11,000,000	10,928,264
4.150%, 11/15/2030 (Callable 08/15/2030)		14,000,000	12,983,753
2.450%, 02/15/2031 (Callable 11/15/2030) (2)		7,250,000	5,935,712
4.150%, 04/15/2032 (Callable 01/15/2032) (2)		22,000,000	20,046,073
3.137%, 11/15/2035 (Callable 08/15/2035) (2)		13,250,000	10,190,036
3.500%, 02/15/2041 (Callable 08/15/2040) (2)		16,000,000	12,068,737
Bunge Limited Finance Corp.:
3.250%, 08/15/2026 (Callable 05/15/2026)		13,188,000	12,502,467
3.750%, 09/25/2027 (Callable 06/25/2027)		23,800,000	22,853,070
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)		3,100,000	2,764,261
Cameron LNG LLC,
3.701%, 01/15/2039 (Callable 07/15/2038) (2)		15,000,000	12,552,501
Canpack SA / Canpack US LLC,
3.875%, 11/15/2029 (Callable 11/15/2024) (1)(2)		15,000,000	12,143,840
Carlisle Companies, Inc.:
3.750%, 12/01/2027 (Callable 09/01/2027)		4,600,000	4,371,512
2.750%, 03/01/2030 (Callable 12/01/2029)		21,832,000	18,619,583
Carrier Global Corp.:
2.493%, 02/15/2027 (Callable 12/15/2026)		12,845,000	11,934,604
2.700%, 02/15/2031 (Callable 11/15/2030)		14,700,000	12,643,778
3.577%, 04/05/2050 (Callable 10/05/2049)		3,050,000	2,308,639
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)		19,725,000	16,738,384
CDW LLC / CDW Finance Corp.,
3.569%, 12/01/2031 (Callable 09/01/2031)		15,000,000	12,901,950
Celanese US Holdings LLC,
6.330%, 07/15/2029 (Callable 05/15/2029)		5,600,000	5,661,655
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)		28,000,000	20,565,160
CF Industries, Inc.,
5.375%, 03/15/2044		10,922,000	9,859,327
Charles River Laboratories International, Inc.,
4.000%, 03/15/2031 (Callable 03/15/2026) (2)		3,000,000	2,624,983
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)		63,550,000	62,915,801
3.750%, 02/15/2028 (Callable 11/15/2027)		5,000,000	4,642,908
4.400%, 04/01/2033 (Callable 01/01/2033)		5,000,000	4,437,057
6.384%, 10/23/2035 (Callable 04/23/2035)		32,905,000	32,780,486
5.375%, 04/01/2038 (Callable 10/01/2037)		6,000,000	5,230,606
3.700%, 04/01/2051 (Callable 10/01/2050)		6,700,000	4,287,849
3.850%, 04/01/2061 (Callable 10/01/2060)		12,075,000	7,528,595
4.400%, 12/01/2061 (Callable 06/01/2061)		10,000,000	6,832,777
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025 (Callable 10/02/2024)		5,005,000	5,040,784
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)		20,000,000	16,950,000
Cigna Corp.:
4.500%, 02/25/2026 (Callable 11/27/2025)		5,725,000	5,697,622
2.400%, 03/15/2030 (Callable 12/15/2029)		9,850,000	8,543,363
4.800%, 08/15/2038 (Callable 02/15/2038)		7,600,000	7,364,988
Clean Harbors, Inc.:
5.125%, 07/15/2029 (Callable 07/15/2024) (2)		100,000	95,265
6.375%, 02/01/2031 (Callable 02/01/2026) (2)		1,000,000	1,020,255
CNH Industrial Capital LLC,
1.875%, 01/15/2026 (Callable 12/15/2025) (1)		14,250,000	13,127,616
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)		26,114,000	25,068,929
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)		2,830,000	2,793,741
5.800%, 06/01/2045 (Callable 12/01/2044) (1)		4,733,000	4,781,409
Comcast Corp.:
4.250%, 01/15/2033		6,500,000	6,331,041
4.400%, 08/15/2035 (Callable 02/15/2035)		13,575,000	13,133,645
3.200%, 07/15/2036 (Callable 01/15/2036)		15,000,000	12,637,120
2.937%, 11/01/2056 (Callable 05/01/2056)		2,622,000	1,745,344
2.987%, 11/01/2063 (Callable 05/01/2063)		10,984,000	7,121,830
CommonSpirit Health,
2.782%, 10/01/2030 (Callable 04/01/2030)		20,400,000	17,330,340
Conagra Brands, Inc.,
5.300%, 11/01/2038 (Callable 05/01/2038)		6,625,000	6,481,209
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036		845,000	916,680
Constellation Brands, Inc.,
4.750%, 12/01/2025		1,000,000	999,988
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)		10,000,000	8,458,016
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)		2,875,000	2,802,753
4.800%, 02/01/2035 (Callable 08/01/2034) (2)		9,071,000	8,429,831
4.700%, 12/15/2042 (2)		1,670,000	1,446,892
3.600%, 06/15/2051 (Callable 12/15/2050) (2)		22,900,000	16,433,046
CSX Corp.:
6.220%, 04/30/2040		475,000	527,212
4.650%, 03/01/2068 (Callable 09/01/2067)		9,000,000	8,016,887
CVS Health Corp.:
3.875%, 07/20/2025 (Callable 04/20/2025)		2,302,000	2,260,725
3.250%, 08/15/2029 (Callable 05/15/2029)		11,800,000	10,791,470
4.780%, 03/25/2038 (Callable 09/25/2037)		35,075,000	33,436,308
5.050%, 03/25/2048 (Callable 09/25/2047)		32,600,000	30,497,502
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)		3,922,904	4,227,555
Darling Ingredients, Inc.,
6.000%, 06/15/2030 (Callable 06/15/2025) (2)		1,500,000	1,494,900
DCP Midstream LLC:
5.375%, 07/15/2025 (Callable 04/15/2025)		3,000,000	2,985,244
5.625%, 07/15/2027 (Callable 04/15/2027)		17,000,000	17,154,718
5.125%, 05/15/2029 (Callable 02/15/2029)		8,000,000	7,875,080
3.250%, 02/15/2032 (Callable 08/15/2031)		10,000,000	8,432,300
Dell International LLC / EMC Corp.:
5.850%, 07/15/2025 (Callable 06/15/2025)		5,000,000	5,081,982
6.020%, 06/15/2026 (Callable 03/15/2026)		37,004,000	37,977,760
4.900%, 10/01/2026 (Callable 08/01/2026)		8,395,000	8,373,738
5.300%, 10/01/2029 (Callable 07/01/2029)		5,300,000	5,339,972
3.450%, 12/15/2051 (Callable 06/15/2051) (2)		20,000,000	13,017,093
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)		46,120,000	40,757,100
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)		28,015,000	34,239,631
Dignity Health,
5.267%, 11/01/2064		7,625,000	7,105,803
Dominion Gas Holdings LLC,
3.600%, 12/15/2024 (Callable 09/15/2024)		4,067,000	3,958,237
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)		9,275,000	9,260,739
5.319%, 11/15/2038 (Callable 05/15/2038)		17,350,000	17,466,439
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)		21,000,000	18,419,764
2.375%, 09/15/2028 (Callable 07/15/2028)		60,000,000	50,778,546
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)		15,000,000	12,285,034
Eastern Gas Transmission & Storage, Inc.,
3.600%, 12/15/2024 (Callable 09/15/2024)		2,033,000	1,978,632
Eaton Corp.,
4.000%, 11/02/2032		3,660,000	3,480,639
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)		23,000,000	21,957,339
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)		4,500,000	5,231,899
7.375%, 10/15/2045 (Callable 04/15/2045) (1)		23,298,000	27,314,056
Energy Transfer LP:
4.400%, 03/15/2027 (Callable 12/15/2026)		15,000,000	14,572,320
5.500%, 06/01/2027 (Callable 03/01/2027)		4,653,000	4,702,909
4.950%, 05/15/2028 (Callable 02/15/2028)		1,620,000	1,596,656
4.950%, 06/15/2028 (Callable 03/15/2028)		4,693,000	4,660,465
5.250%, 04/15/2029 (Callable 01/15/2029)		18,925,000	18,851,981
4.150%, 09/15/2029 (Callable 06/15/2029)		16,585,000	15,493,811
6.625%, 10/15/2036		3,575,000	3,757,678
6.500%, 02/01/2042 (Callable 08/01/2041)		18,727,000	19,422,004
6.100%, 02/15/2042		1,000,000	977,870
5.950%, 10/01/2043 (Callable 04/01/2043)		2,702,000	2,585,435
6.000%, 06/15/2048 (Callable 12/15/2047)		5,000,000	4,777,789
Energy Transfer Partners LP:
4.200%, 04/15/2027 (Callable 01/15/2027)		8,650,000	8,287,834
5.150%, 03/15/2045 (Callable 09/15/2044)		5,000,000	4,352,846
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)		18,250,000	17,242,260
Enterprise Products Operating LLC,
3.950%, 01/31/2060 (Callable 07/31/2059)		14,475,000	11,341,573
EQT Corp.:
6.125%, 02/01/2025 (Callable 01/01/2025)		10,000,000	10,059,475
5.000%, 01/15/2029 (Callable 07/15/2028)		1,000,000	948,174
3.625%, 05/15/2031 (Callable 05/15/2030) (2)		100,000	86,681
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)		14,750,000	13,395,065
Equinix, Inc.:
2.625%, 11/18/2024 (Callable 10/18/2024)		8,000,000	7,701,273
3.200%, 11/18/2029 (Callable 08/18/2029)		15,000,000	13,389,784
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)		35,000,000	34,070,385
FedEx Corp.:
3.900%, 02/01/2035		7,000,000	6,268,451
4.950%, 10/17/2048 (Callable 04/17/2048)		13,500,000	12,653,636
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)		37,052,000	35,543,279
Fiserv, Inc.:
3.850%, 06/01/2025 (Callable 03/01/2025)		11,720,000	11,477,570
3.200%, 07/01/2026 (Callable 05/01/2026)		6,400,000	6,074,601
3.500%, 07/01/2029 (Callable 04/01/2029)		8,810,000	8,177,318
4.400%, 07/01/2049 (Callable 01/01/2049)		12,500,000	10,679,724
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)		30,000,000	24,661,011
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)		28,300,000	27,176,500
6.000%, 01/15/2028 (Callable 12/15/2027)		10,000,000	10,246,119
4.875%, 05/12/2030 (Callable 02/12/2030)		17,550,000	17,080,281
Flowserve Corp.:
3.500%, 10/01/2030 (Callable 07/01/2030)		7,075,000	6,118,416
2.800%, 01/15/2032 (Callable 10/15/2031)		5,000,000	3,966,457
FMG Resources Pty Ltd.:
5.125%, 05/15/2024 (Callable 02/15/2024) (1)(2)		2,045,000	2,023,030
4.375%, 04/01/2031 (Callable 01/01/2031) (1)(2)		1,000,000	877,000
6.125%, 04/15/2032 (Callable 01/15/2032) (1)(2)		10,000,000	9,625,000
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024 (Callable 02/18/2024)		29,367,000	29,069,218
3.664%, 09/08/2024		34,000,000	32,622,469
4.063%, 11/01/2024 (Callable 10/01/2024)		7,000,000	6,759,565
2.300%, 02/10/2025 (Callable 01/10/2025)		30,000,000	27,803,250
3.375%, 11/13/2025 (Callable 10/13/2025)		30,000,000	28,118,700
2.700%, 08/10/2026 (Callable 07/10/2026)		15,000,000	13,349,850
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)		14,000,000	12,464,197
Freeport-McMoRan, Inc.:
5.000%, 09/01/2027 (Callable 05/01/2023)		12,000,000	11,739,383
4.125%, 03/01/2028 (Callable 05/01/2023)		11,550,000	10,875,018
4.375%, 08/01/2028 (Callable 08/01/2023)		6,545,000	6,135,604
5.250%, 09/01/2029 (Callable 09/01/2024)		14,415,000	14,134,593
4.250%, 03/01/2030 (Callable 03/01/2025)		29,799,000	27,567,525
4.625%, 08/01/2030 (Callable 08/01/2025)		3,000,000	2,833,644
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)		8,075,000	7,979,529
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)		34,130,000	29,520,626
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)		32,300,000	24,288,802
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)		13,625,000	10,536,643
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)		22,112,000	22,529,500
General Motors Financial Co., Inc.:
2.900%, 02/26/2025 (Callable 01/26/2025)		17,725,000	16,916,650
1.250%, 01/08/2026 (Callable 12/08/2025)		18,125,000	16,320,651
2.350%, 02/26/2027 (Callable 01/26/2027)		10,900,000	9,756,626
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)		36,370,000	35,242,245
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)		29,775,000	27,362,561
Glencore Finance (Canada) Ltd.:
6.000%, 11/15/2041 (1)(2)		9,400,000	9,465,941
5.550%, 10/25/2042 (1)(2)		3,543,000	3,395,754
Glencore Funding LLC:
4.625%, 04/29/2024 (1)(2)		29,230,000	28,896,557
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)		17,000,000	16,369,539
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)		18,000,000	17,786,400
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)		5,615,000	4,703,962
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)		7,500,000	5,738,947
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)		4,000,000	2,780,615
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)		10,035,000	9,829,293
2.900%, 05/15/2030 (Callable 02/15/2030)		5,000,000	4,233,888
Grand Canyon University,
4.125%, 10/01/2024		30,000,000	28,346,700
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)		5,000,000	4,576,000
3.500%, 03/01/2029 (Callable 09/01/2028) (2)		5,000,000	4,319,548
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (1)(2)		15,000,000	13,901,483
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)		15,286,000	15,001,562
4.875%, 06/27/2044 (1)(2)		9,575,000	8,654,025
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)		25,671,000	22,652,412
4.000%, 09/06/2049 (1)(2)		19,500,000	15,453,664
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)		10,000,000	9,767,651
GYP Holdings III Corp.,
4.625%, 05/01/2029 (Callable 05/01/2024) (2)		2,500,000	2,137,500
HB Fuller Co.,
4.000%, 02/15/2027 (Callable 11/15/2026)		6,725,000	6,146,782
HCA, Inc.:
5.000%, 03/15/2024		10,366,000	10,303,871
5.375%, 02/01/2025		25,300,000	25,310,584
5.250%, 04/15/2025		19,200,000	19,187,657
5.375%, 09/01/2026 (Callable 03/01/2026)		1,000,000	1,003,562
4.500%, 02/15/2027 (Callable 08/15/2026)		16,500,000	16,111,323
5.875%, 02/01/2029 (Callable 08/01/2028)		8,500,000	8,683,797
3.500%, 09/01/2030 (Callable 03/01/2030)		5,000,000	4,453,450
4.375%, 03/15/2042 (Callable 09/15/2041) (2)		3,900,000	3,277,959
4.625%, 03/15/2052 (Callable 09/15/2051) (2)		12,475,000	10,357,892
Hexcel Corp.:
4.950%, 08/15/2025 (Callable 05/15/2025)		8,303,000	8,143,912
4.200%, 02/15/2027 (Callable 11/15/2026)		19,000,000	18,022,232
HF Sinclair Corp.,
4.500%, 10/01/2030 (Callable 07/01/2030)		5,397,000	4,885,666
Holly Energy Partners LP / Holly Energy Finance Corp.,
6.375%, 04/15/2027 (Callable 04/15/2024) (2)		7,092,000	7,013,103
Hologic, Inc.,
3.250%, 02/15/2029 (Callable 09/28/2023) (2)		21,238,000	18,894,758
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)		10,000,000	9,425,325
3.000%, 06/17/2027 (Callable 04/17/2027)		25,000,000	23,290,360
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025 (Callable 04/01/2025)		10,000,000	9,771,389
2.043%, 08/16/2028 (Callable 06/16/2028)		12,000,000	10,285,932
Huntsman International LLC,
2.950%, 06/15/2031 (Callable 03/15/2031)		4,900,000	4,025,159
Hyundai Capital America:
1.250%, 09/18/2023 (1)(2)		14,125,000	13,831,923
3.400%, 06/20/2024 (1)(2)		16,850,000	16,474,360
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)		10,000,000	8,980,048
5.500%, 03/30/2026 (1)(2)		7,775,000	7,786,709
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)		30,000,000	26,555,618
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)		8,375,000	7,652,961
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043		4,126,000	4,303,144
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (Callable 05/01/2044)		1,300,000	1,170,421
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)		28,000,000	24,582,511
Intel Corp.:
5.200%, 02/10/2033 (Callable 11/10/2032)		3,275,000	3,335,558
4.900%, 08/05/2052 (Callable 02/05/2052)		2,600,000	2,422,537
5.700%, 02/10/2053 (Callable 08/10/2052)		5,575,000	5,689,816
International Business Machines Corp.,
4.150%, 05/15/2039		13,000,000	11,518,659
International Flavors & Fragrances, Inc.:
5.000%, 09/26/2048 (Callable 03/26/2048)		10,000,000	8,526,514
3.468%, 12/01/2050 (Callable 06/01/2050) (2)		8,000,000	5,434,367
Iron Mountain, Inc.:
5.250%, 03/15/2028 (Callable 04/11/2023) (2)		20,303,000	19,340,638
5.000%, 07/15/2028 (Callable 07/15/2023) (2)		4,000,000	3,722,000
4.500%, 02/15/2031 (Callable 02/15/2026) (2)		10,000,000	8,593,300
JAB Holdings BV:
3.750%, 05/28/2051 (Callable 11/28/2050) (1)(2)		8,600,000	5,913,040
4.500%, 04/08/2052 (Callable 10/08/2051) (1)(2)		13,000,000	9,935,823
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.:
3.750%, 12/01/2031 (Callable 12/01/2026) (2)		13,000,000	10,735,556
4.375%, 02/02/2052 (Callable 08/02/2051) (2)		7,825,000	5,654,942
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.:
2.500%, 01/15/2027 (Callable 12/15/2026) (2)		15,000,000	13,320,000
3.625%, 01/15/2032 (Callable 01/15/2027) (2)		7,000,000	5,802,790
5.750%, 04/01/2033 (Callable 01/01/2033) (2)		3,000,000	2,865,000
JM Smucker Co.,
3.550%, 03/15/2050 (Callable 09/15/2049)		3,350,000	2,513,786
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047) (1)		12,000,000	10,988,684
3.500%, 05/01/2050 (Callable 11/01/2049) (1)		13,000,000	9,821,796
KB Home,
7.250%, 07/15/2030 (Callable 07/15/2025)		5,000,000	5,071,186
Kennametal, Inc.,
4.625%, 06/15/2028 (Callable 03/15/2028)		7,900,000	7,633,507
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025 (Callable 03/25/2025)		1,671,000	1,649,522
Keysight Technologies, Inc.:
4.550%, 10/30/2024 (Callable 07/30/2024)		7,283,000	7,205,612
4.600%, 04/06/2027 (Callable 01/06/2027)		50,189,000	49,606,618
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)		6,000,000	4,987,887
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033		1,675,000	1,871,468
6.500%, 02/01/2037		6,785,000	7,165,520
6.950%, 01/15/2038		14,755,000	16,485,517
7.500%, 11/15/2040		27,248,000	30,654,489
Kinder Morgan, Inc.:
8.050%, 10/15/2030		15,384,000	17,545,061
7.800%, 08/01/2031		16,174,000	18,524,842
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)		5,500,000	5,809,875
Kraft Heinz Foods Co.:
6.750%, 03/15/2032		10,000,000	11,183,696
5.000%, 07/15/2035 (Callable 01/15/2035)		5,311,000	5,314,787
5.000%, 06/04/2042		5,000,000	4,794,815
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)		18,100,000	15,727,442
2.700%, 10/15/2028 (Callable 08/15/2028)		7,939,000	6,646,461
Lafarge SA,
7.125%, 07/15/2036		1,500,000	1,662,310
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Callable 06/22/2026) (2)		12,565,000	12,030,520
Lear Corp.:
3.800%, 09/15/2027 (Callable 06/15/2027)		3,167,000	3,003,177
3.500%, 05/30/2030 (Callable 02/28/2030)		15,000,000	13,132,264
Leidos Holdings, Inc.,
5.950%, 12/01/2040 (Callable 06/04/2040)		2,000,000	1,936,121
Leidos, Inc.:
4.375%, 05/15/2030 (Callable 02/15/2030)		46,222,000	43,545,916
2.300%, 02/15/2031 (Callable 11/15/2030)		7,500,000	6,085,730
5.750%, 03/15/2033 (Callable 12/15/2032)		13,450,000	13,746,452
Louisiana-Pacific Corp.,
3.625%, 03/15/2029 (Callable 03/15/2024) (2)		25,000,000	21,496,143
Lundin Energy Finance BV:
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)		10,000,000	8,995,737
3.100%, 07/15/2031 (Callable 04/15/2031) (1)(2)		20,958,000	17,726,047
Magellan Midstream Partners LP:
5.000%, 03/01/2026 (Callable 12/01/2025)		10,000,000	10,084,221
4.200%, 03/15/2045 (Callable 09/15/2044)		8,770,000	6,670,186
Magna International, Inc.,
2.450%, 06/15/2030 (Callable 03/15/2030) (1)		10,000,000	8,485,050
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)		2,500,000	2,462,611
4.700%, 05/01/2025 (Callable 04/01/2025)		15,000,000	14,969,975
5.125%, 12/15/2026 (Callable 09/15/2026)		3,000,000	3,027,622
4.750%, 09/15/2044 (Callable 03/15/2044)		3,985,000	3,433,402
Marriott International, Inc.,
4.900%, 04/15/2029 (Callable 03/15/2029)		5,000,000	4,956,186
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)		5,000,000	4,246,840
6.250%, 05/01/2037		450,000	469,006
Masco Corp.,
6.500%, 08/15/2032		15,834,000	16,816,224
MasTec, Inc.,
4.500%, 08/15/2028 (Callable 08/15/2023) (2)		12,948,000	11,967,812
Microchip Technology, Inc.,
4.250%, 09/01/2025 (Callable 05/01/2023)		4,000,000	3,938,246
Microsoft Corp.,
4.200%, 11/03/2035 (Callable 05/03/2035)		5,650,000	5,695,220
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)		13,695,000	13,454,791
4.625%, 04/01/2029 (Callable 01/01/2029) (2)		14,660,000	13,740,299
Minera Mexico SA de CV,
4.500%, 01/26/2050 (Callable 07/26/2049) (1)(2)		8,000,000	6,097,852
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)		5,000,000	4,532,176
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)		8,250,000	7,932,955
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)		23,888,000	22,555,557
Mosaic Co.,
5.450%, 11/15/2033 (Callable 05/15/2033)		11,101,000	11,159,456
MPLX LP:
4.000%, 02/15/2025 (Callable 11/15/2024)		13,125,000	12,841,376
4.875%, 06/01/2025 (Callable 03/01/2025)		19,150,000	19,009,728
1.750%, 03/01/2026 (Callable 02/01/2026)		20,000,000	18,252,252
4.250%, 12/01/2027 (Callable 09/01/2027)		6,519,000	6,312,455
5.000%, 03/01/2033 (Callable 12/01/2032)		4,425,000	4,330,174
5.500%, 02/15/2049 (Callable 08/15/2048)		8,825,000	8,208,463
4.900%, 04/15/2058 (Callable 10/15/2057)		5,000,000	4,155,884
MSCI, Inc.:
4.000%, 11/15/2029 (Callable 11/15/2024) (2)		7,562,000	6,899,607
3.625%, 11/01/2031 (Callable 11/01/2026) (2)		10,000,000	8,562,500
Mueller Water Products, Inc.,
4.000%, 06/15/2029 (Callable 06/15/2024) (2)		500,000	446,636
Mylan, Inc.,
4.550%, 04/15/2028 (Callable 01/15/2028)		5,000,000	4,796,006
NCL Corp. Ltd.,
3.625%, 12/15/2024 (Callable 04/11/2023) (2)		20,000,000	18,600,000
Netflix, Inc.,
5.875%, 02/15/2025		4,270,000	4,355,400
Newell Brands, Inc.:
4.875%, 06/01/2025 (Callable 05/01/2025)		1,500,000	1,462,287
4.450%, 04/01/2026 (Callable 01/01/2026)		15,000,000	14,437,500
6.375%, 09/15/2027 (Callable 06/15/2027)		5,000,000	5,046,300
NGPL PipeCo LLC,
4.875%, 08/15/2027 (Callable 02/15/2027) (2)		20,000,000	19,383,308
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027 (Callable 07/17/2027) (1)(2)		10,000,000	9,434,543
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)		18,000,000	12,458,046
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051 (Callable 04/01/2051)		11,800,000	8,105,304
Nova Southeastern University, Inc.,
4.809%, 04/01/2053		4,800,000	4,169,758
Nutrien Ltd.:
4.000%, 12/15/2026 (Callable 09/15/2026) (1)		10,000,000	9,658,210
4.125%, 03/15/2035 (Callable 09/15/2034) (1)		6,550,000	5,850,765
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)		32,435,000	30,796,795
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.300%, 06/18/2029 (Callable 03/18/2029) (1)		9,625,000	9,243,655
2.650%, 02/15/2032 (Callable 11/15/2031) (1)		15,000,000	12,299,093
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)		10,000,000	9,710,250
8.500%, 07/15/2027 (Callable 01/15/2027)		15,000,000	16,500,000
7.150%, 05/15/2028		7,000,000	7,391,932
7.875%, 09/15/2031		12,790,000	14,365,856
6.450%, 09/15/2036		7,125,000	7,491,439
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)		30,300,000	22,676,937
OCI NV,
6.700%, 03/16/2033 (Callable 12/16/2032) (1)(2)		10,000,000	9,975,178
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)		8,300,000	8,029,032
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)		46,000,000	42,768,119
6.250%, 11/09/2032 (Callable 08/09/2032)		7,000,000	7,528,860
3.900%, 05/15/2035 (Callable 11/15/2034)		7,425,000	6,485,152
3.850%, 07/15/2036 (Callable 01/15/2036)		7,500,000	6,409,855
4.000%, 11/15/2047 (Callable 05/15/2047)		2,565,000	1,956,472
3.950%, 03/25/2051 (Callable 09/25/2050)		5,000,000	3,762,387
6.900%, 11/09/2052 (Callable 05/09/2052)		23,465,000	26,301,128
5.550%, 02/06/2053 (Callable 08/06/2052)		2,550,000	2,427,705
Orange SA,
9.000%, 03/01/2031 (1)		33,426,000	41,966,364
Oshkosh Corp.,
3.100%, 03/01/2030 (Callable 12/01/2029)		5,000,000	4,418,125
Owens Corning:
4.200%, 12/01/2024 (Callable 09/01/2024)		10,000,000	9,897,387
3.400%, 08/15/2026 (Callable 05/15/2026)		5,000,000	4,769,284
7.000%, 12/01/2036		13,205,000	14,698,777
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		20,000,000	19,371,613
1.200%, 11/15/2025 (Callable 10/15/2025) (2)		22,800,000	20,488,200
5.550%, 05/01/2028 (Callable 04/01/2028) (2)		15,000,000	14,974,418
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)		25,000,000	22,310,878
3.625%, 03/15/2051 (Callable 09/15/2050)		11,775,000	8,618,502
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (Callable 09/15/2024)		42,000,000	41,066,340
4.400%, 06/15/2030 (Callable 03/15/2030)		25,250,000	22,666,736
Phillips 66 Co.:
3.150%, 12/15/2029 (Callable 09/15/2029) (2)		12,550,000	11,324,386
2.150%, 12/15/2030 (Callable 09/15/2030)		6,000,000	4,951,300
4.650%, 11/15/2034 (Callable 05/15/2034)		13,000,000	12,467,381
5.875%, 05/01/2042		5,000,000	5,297,259
4.680%, 02/15/2045 (Callable 08/15/2044) (2)		2,000,000	1,776,206
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)		10,000,000	8,940,501
POSCO,
5.750%, 01/17/2028 (1)(2)		5,000,000	5,161,325
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)		10,000,000	9,030,145
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)		10,000,000	8,623,156
Rand Parent LLC,
8.500%, 02/15/2030 (Callable 02/15/2026) (2)		6,500,000	6,110,000
Raytheon Technologies Corp.:
4.800%, 12/15/2043 (Callable 06/15/2043)		7,925,000	7,542,292
3.125%, 07/01/2050 (Callable 01/01/2050)		6,000,000	4,473,383
Regal Rexnord Corp.:
6.300%, 02/15/2030 (Callable 12/15/2029) (2)		23,000,000	23,158,810
6.400%, 04/15/2033 (Callable 01/15/2033) (2)		7,699,000	7,703,757
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)		20,400,000	16,953,928
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025 (Callable 07/15/2025)		6,100,000	5,603,050
Republic Services, Inc.,
5.000%, 04/01/2034 (Callable 01/01/2034)		5,000,000	5,094,123
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)		13,000,000	11,666,854
4.350%, 05/01/2049 (Callable 11/01/2048) (1)		10,000,000	8,102,200
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)		55,015,000	56,143,352
5.000%, 03/15/2027 (Callable 09/15/2026)		20,300,000	20,227,107
4.500%, 05/15/2030 (Callable 11/15/2029)		21,897,000	21,122,362
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)		5,475,000	2,068,455
5.375%, 09/26/2024 (1)(2)(9)		5,125,000	1,924,044
Santos Finance Ltd.,
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)		21,000,000	17,539,025
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (Callable 02/17/2028) (2)		11,096,000	10,665,021
Seagate HDD Cayman,
4.875%, 03/01/2024 (Callable 01/01/2024)		24,400,000	24,095,000
Sealed Air Corp.:
6.125%, 02/01/2028 (Callable 02/01/2025) (2)		1,000,000	1,011,155
5.000%, 04/15/2029 (Callable 04/15/2025) (2)		5,000,000	4,698,238
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)		5,550,000	4,895,404
Silgan Holdings, Inc.,
4.125%, 02/01/2028 (Callable 04/17/2023)		4,000,000	3,764,780
SK Hynix, Inc.:
6.250%, 01/17/2026 (1)(2)		5,900,000	5,960,245
1.500%, 01/19/2026 (1)(2)		13,000,000	11,552,060
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)		960,000	1,023,936
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)		10,000,000	8,107,563
Smithfield Foods, Inc.:
5.200%, 04/01/2029 (Callable 01/01/2029) (1)(2)		16,566,000	15,474,759
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)		18,500,000	13,982,302
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)		6,725,000	6,091,291
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		40,018,000	38,976,422
Southern Copper Corp.,
7.500%, 07/27/2035 (1)		19,786,000	23,052,669
Spectra Energy Partners LP,
3.500%, 03/15/2025 (Callable 12/15/2024) (1)		15,150,000	14,687,927
Standard Industries, Inc.:
4.750%, 01/15/2028 (Callable 05/01/2023) (2)		24,408,000	22,801,465
4.375%, 07/15/2030 (Callable 07/15/2025) (2)		7,000,000	6,090,000
3.375%, 01/15/2031 (Callable 07/15/2025) (2)		5,000,000	4,018,423
Stanley Black & Decker, Inc.:
6.000%, 03/06/2028 (Callable 02/06/2028)		3,000,000	3,091,939
4.850%, 11/15/2048 (Callable 05/15/2048)		4,175,000	3,550,503
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)		7,000,000	6,693,363
Stellantis Finance US, Inc.,
5.625%, 01/12/2028 (Callable 12/12/2027) (2)		3,650,000	3,734,972
Stericycle, Inc.,
3.875%, 01/15/2029 (Callable 11/15/2023) (2)		1,000,000	872,983
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)		7,500,000	5,513,955
Synnex Corporation:
1.750%, 08/09/2026 (Callable 07/09/2026)		10,000,000	8,760,635
2.375%, 08/09/2028 (Callable 06/09/2028)		25,000,000	20,735,212
Sysco Corp.:
5.950%, 04/01/2030 (Callable 01/01/2030)		22,570,000	23,932,802
3.150%, 12/14/2051 (Callable 06/14/2051)		9,250,000	6,463,696
Takeda Pharmaceutical Co. Ltd.,
2.050%, 03/31/2030 (Callable 12/31/2029) (1)		11,825,000	9,984,957
Targa Resources Partners LP:
6.500%, 07/15/2027 (Callable 05/01/2023)		1,000,000	1,019,564
5.000%, 01/15/2028 (Callable 05/01/2023)		28,000,000	27,072,775
4.875%, 02/01/2031 (Callable 02/01/2026)		10,500,000	9,824,689
4.000%, 01/15/2032 (Callable 07/15/2026)		14,000,000	12,201,560
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		26,205,000	25,752,925
3.900%, 05/25/2027 (Callable 02/25/2027) (1)		23,285,000	22,465,724
Teck Resources Ltd.,
3.900%, 07/15/2030 (Callable 04/15/2030) (1)		10,000,000	9,186,554
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)		21,500,000	21,070,000
7.200%, 07/18/2036 (1)		3,175,000	2,872,518
Telefonica Emisiones SA:
4.103%, 03/08/2027 (1)		8,125,000	7,860,997
7.045%, 06/20/2036 (1)		4,925,000	5,439,474
5.213%, 03/08/2047 (1)		24,108,000	21,091,907
4.895%, 03/06/2048 (1)		9,475,000	7,884,738
5.520%, 03/01/2049 (Callable 09/01/2048) (1)		12,000,000	10,853,200
Tenet Healthcare Corp.:
4.375%, 01/15/2030 (Callable 12/01/2024)		3,000,000	2,692,500
6.125%, 06/15/2030 (Callable 06/15/2025) (2)		1,000,000	986,500
Teva Pharmaceutical Finance Netherlands III BV:
3.150%, 10/01/2026 (1)		53,000,000	47,965,000
4.750%, 05/09/2027 (Callable 02/09/2027) (1)		9,000,000	8,400,848
7.875%, 09/15/2029 (Callable 06/15/2029) (1)		5,000,000	5,231,250
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)		15,000,000	13,400,412
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)		18,500,000	18,057,428
4.500%, 12/15/2028 (Callable 09/15/2028)		6,025,000	5,876,665
T-Mobile USA, Inc.:
4.750%, 02/01/2028 (Callable 04/11/2023)		17,250,000	17,029,350
3.375%, 04/15/2029 (Callable 04/15/2024)		5,000,000	4,558,437
3.875%, 04/15/2030 (Callable 01/15/2030)		53,473,000	50,174,447
3.500%, 04/15/2031 (Callable 04/15/2026)		60,000,000	53,950,110
4.375%, 04/15/2040 (Callable 10/15/2039)		10,000,000	8,962,198
3.600%, 11/15/2060 (Callable 05/15/2060)		15,000,000	10,691,531
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL) (1)(2)		10,000,000	8,776,952
0.000%, 02/15/2027 (Insured by NATL) (1)(2)		32,855,000	25,028,654
0.000%, 02/15/2030 (Insured by NATL) (1)(2)		2,000,000	1,236,151
0.000%, 02/15/2030 (Insured by NATL) (1)(2)		2,938,000	2,077,592
0.000%, 02/15/2031 (Insured by AGM) (1)(2)		5,396,000	3,615,656
0.000%, 02/15/2036 (Insured by AGM) (1)(2)		12,500,000	6,260,080
TopBuild Corp.:
3.625%, 03/15/2029 (Callable 03/15/2024) (2)		2,500,000	2,138,253
4.125%, 02/15/2032 (Callable 10/15/2026) (2)		1,000,000	835,650
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (Callable 11/15/2037) (1)		10,000,000	9,271,877
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042 (Callable 02/01/2042)		2,600,000	2,277,431
TransDigm, Inc.,
6.750%, 08/15/2028 (Callable 02/15/2025) (2)		5,500,000	5,555,000
TreeHouse Foods, Inc.,
4.000%, 09/01/2028 (Callable 09/01/2023)		1,500,000	1,325,853
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)		7,425,000	6,589,629
3.150%, 06/15/2031 (Callable 03/15/2031) (1)(2)		30,475,000	24,232,547
3.250%, 03/15/2032 (Callable 12/15/2031) (1)		10,000,000	7,889,759
TTX Co.,
4.650%, 06/15/2044 (2)		7,710,000	6,908,254
Tyco Electronics Group SA,
7.125%, 10/01/2037		500,000	594,482
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)		4,650,000	4,382,960
United Rentals North America, Inc.:
3.875%, 11/15/2027 (Callable 04/11/2023)		5,000,000	4,688,750
4.875%, 01/15/2028 (Callable 04/11/2023)		5,000,000	4,781,250
6.000%, 12/15/2029 (Callable 12/15/2025) (2)		8,700,000	8,819,799
5.250%, 01/15/2030 (Callable 01/15/2025)		5,000,000	4,812,500
4.000%, 07/15/2030 (Callable 07/15/2025)		10,000,000	8,985,300
3.875%, 02/15/2031 (Callable 08/15/2025)		3,000,000	2,647,500
3.750%, 01/15/2032 (Callable 07/15/2026)		1,000,000	861,250
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026)		16,000,000	14,077,209
2.650%, 10/15/2030 (Callable 07/15/2030)		24,322,000	19,501,112
UPMC,
3.600%, 04/03/2025		47,575,000	46,334,488
Utah Acquisition Sub, Inc.:
3.950%, 06/15/2026 (Callable 03/15/2026)		10,357,000	9,864,387
5.250%, 06/15/2046 (Callable 12/15/2045)		4,000,000	3,172,733
Vale Canada Ltd.,
7.200%, 09/15/2032 (1)		1,600,000	1,720,636
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)		25,339,000	22,710,474
8.250%, 01/17/2034 (1)		5,201,000	6,047,356
6.875%, 11/21/2036 (1)		27,519,000	28,770,729
6.875%, 11/10/2039 (1)		18,121,000	18,776,202
Valero Energy Corp.,
6.625%, 06/15/2037		5,000,000	5,468,517
Valero Energy Partners LP,
4.500%, 03/15/2028 (Callable 12/15/2027)		20,000,000	19,735,229
Var Energi ASA:
7.500%, 01/15/2028 (Callable 12/15/2027) (1)(2)		5,000,000	5,176,453
8.000%, 11/15/2032 (Callable 08/15/2032) (1)(2)		10,960,000	11,664,619
Verisk Analytics, Inc.,
4.000%, 06/15/2025 (Callable 03/15/2025)		10,000,000	9,762,380
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)		5,000,000	4,750,253
4.500%, 08/10/2033		15,710,000	15,179,859
4.400%, 11/01/2034 (Callable 05/01/2034)		790,000	750,866
4.272%, 01/15/2036		10,793,000	10,011,884
5.250%, 03/16/2037		18,225,000	18,721,017
4.812%, 03/15/2039		38,575,000	36,833,220
4.862%, 08/21/2046		2,500,000	2,380,527
5.500%, 03/16/2047		2,500,000	2,514,933
3.700%, 03/22/2061 (Callable 09/22/2060)		11,200,000	8,351,221
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)		10,000,000	7,015,690
4.000%, 06/22/2050 (Callable 12/22/2049)		22,000,000	14,465,579
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)		15,000,000	13,349,698
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)		7,725,000	7,437,622
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)		55,139,000	43,530,244
5.250%, 04/21/2032 (Callable 01/21/2032) (1)(2)		22,000,000	19,912,797
VMware, Inc.,
1.800%, 08/15/2028 (Callable 06/15/2028)		15,000,000	12,666,879
Vodafone Group PLC:
7.875%, 02/15/2030 (1)		16,293,000	19,020,916
6.150%, 02/27/2037 (1)		13,920,000	14,890,755
4.375%, 02/19/2043 (1)		5,054,000	4,290,616
Volkswagen Group of America Finance LLC:
2.850%, 09/26/2024 (1)(2)		5,000,000	4,830,346
3.350%, 05/13/2025 (1)(2)		15,000,000	14,493,891
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)		8,300,000	7,551,224
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)		15,725,000	13,215,133
Vulcan Materials Co.:
4.500%, 04/01/2025 (Callable 01/01/2025)		3,000,000	2,977,050
3.500%, 06/01/2030 (Callable 03/01/2030)		11,050,000	10,098,334
4.700%, 03/01/2048 (Callable 09/01/2047)		500,000	453,254
Wabtec Corp.:
3.450%, 11/15/2026 (Callable 08/15/2026)		36,775,000	34,427,734
4.950%, 09/15/2028 (Callable 06/15/2028)		10,205,000	10,008,065
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026 (Callable 03/01/2026)		5,957,000	5,688,087
Walt Disney Co.:
5.400%, 10/01/2043		5,000,000	5,268,923
4.750%, 09/15/2044 (Callable 03/15/2044)		1,950,000	1,898,096
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026 (Callable 03/15/2024)		7,000,000	7,035,341
4.279%, 03/15/2032 (Callable 12/15/2031) (2)		9,550,000	8,526,211
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)		28,748,000	25,898,554
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)		57,075,000	54,760,864
Western Midstream Operating LP:
4.300%, 02/01/2030 (Callable 11/01/2029)		4,000,000	3,641,180
6.150%, 04/01/2033		2,500,000	2,533,903
5.500%, 02/01/2050 (Callable 08/01/2049)		10,000,000	8,485,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		14,736,000	14,067,448
WestRock MWV LLC,
8.200%, 01/15/2030		5,012,000	5,847,418
Williams Companies, Inc.:
7.500%, 01/15/2031		120,000	133,631
7.750%, 06/15/2031		3,500,000	3,910,027
8.750%, 03/15/2032		11,275,000	13,549,997
6.300%, 04/15/2040		1,590,000	1,673,129
5.750%, 06/24/2044 (Callable 12/24/2043)		2,500,000	2,444,804
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)		17,800,000	16,000,493
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)		15,575,000	15,165,633
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)		30,000,000	28,953,710
Worthington Industries, Inc.,
4.550%, 04/15/2026		9,154,000	9,024,056
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)		6,000,000	5,807,046
Xerox Holdings Corp.,
5.000%, 08/15/2025 (Callable 07/15/2025) (2)		1,000,000	943,475
XPO Escrow Sub LLC,
7.500%, 11/15/2027 (Callable 11/15/2024) (2)		7,000,000	7,280,000
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)		20,250,000	19,046,965
Zimmer Biomet Holdings, Inc.:
3.550%, 03/20/2030 (Callable 12/20/2029)		1,000,000	898,104
5.750%, 11/30/2039		11,375,000	11,551,764
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)		5,653,000	5,622,443
Total Industrials (Cost $7,514,967,149)			6,817,985,598	28.6%

Utilities
American Transmission Systems, Inc.,
2.650%, 01/15/2032 (Callable 10/15/2031) (2)		4,850,000	4,083,401
Appalachian Power Co.,
6.700%, 08/15/2037		1,400,000	1,507,779
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)		14,000,000	13,397,998
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025 (Callable 11/01/2024)		7,000,000	6,878,591
2.850%, 05/15/2051 (Callable 11/15/2050)		10,000,000	6,871,672
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054 (Callable 06/01/2054)		7,600,000	6,781,047
Constellation Energy Generation LLC,
5.800%, 03/01/2033 (Callable 12/01/2032)		10,000,000	10,313,959
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)		9,425,000	7,351,175
Dominion Resources, Inc.,
5.950%, 06/15/2035		1,880,000	1,984,961
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)		15,200,000	13,149,493
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (Callable 07/01/2030) (2)		8,775,000	7,109,300
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)		51,299,000	50,044,488
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)		7,000,000	6,438,056
7.500%, 10/14/2032 (Callable 07/14/2032) (1)(2)		20,000,000	22,282,342
6.000%, 10/07/2039 (1)(2)		4,286,000	4,224,500
4.750%, 05/25/2047 (1)(2)		54,084,000	46,340,801
Engie Energia Chile SA,
3.400%, 01/28/2030 (Callable 10/28/2029) (1)(2)		3,000,000	2,448,861
Exelon Corp.:
3.950%, 06/15/2025 (Callable 03/15/2025)		15,775,000	15,411,568
7.600%, 04/01/2032		1,650,000	1,943,135
5.100%, 06/15/2045 (Callable 12/15/2044)		5,875,000	5,559,022
4.100%, 03/15/2052 (Callable 09/15/2051)		5,000,000	4,104,339
Exelon Generation Co. LLC,
5.600%, 06/15/2042 (Callable 12/15/2041)		6,100,000	6,013,042
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)		10,300,000	9,555,361
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)		4,300,000	3,655,258
3.400%, 03/01/2050 (Callable 09/01/2049)		11,325,000	7,766,369
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)		15,000,000	13,537,770
Fortis, Inc.,
3.055%, 10/04/2026 (Callable 07/04/2026) (1)		8,762,000	8,222,149
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (2)		5,000,000	4,525,000
KeySpan Corp.,
8.000%, 11/15/2030 (1)		8,375,000	9,383,332
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)		10,600,000	8,329,971
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)		20,800,000	19,192,410
3.950%, 03/30/2048 (Callable 09/30/2047)		11,775,000	9,504,468
Oklahoma Gas and Electric Co.,
5.600%, 04/01/2053 (Callable 10/01/2052) (8)		3,700,000	3,801,309
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)		9,500,000	8,463,971
Total Utilities (Cost $391,277,003)			350,176,898	1.4%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)		8,000,000	8,016,515
4.750%, 07/28/2025 (1)(2)		37,818,000	36,500,043
4.800%, 04/18/2026 (1)(2)		47,025,000	45,484,461
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)		12,250,000	10,795,820
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)		31,325,000	24,017,015
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)		39,395,000	37,635,352
6.500%, 07/15/2025 (Callable 06/15/2025) (1)		15,000,000	15,108,437
2.450%, 10/29/2026 (Callable 09/29/2026) (1)		8,000,000	7,181,702
3.000%, 10/29/2028 (Callable 08/29/2028) (1)		15,500,000	13,531,845
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)		2,000,000	2,190,437
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)		8,175,000	8,038,790
2.300%, 02/01/2025 (Callable 01/01/2025)		14,150,000	13,391,636
5.850%, 12/15/2027 (Callable 11/15/2027)		10,000,000	10,053,032
Ally Financial, Inc.:
1.450%, 10/02/2023 (Callable 09/02/2023)		15,000,000	14,496,102
5.125%, 09/30/2024		13,000,000	12,578,252
5.800%, 05/01/2025 (Callable 04/01/2025)		10,000,000	9,652,934
American International Group, Inc.:
5.125%, 03/27/2033 (Callable 12/27/2032)		6,000,000	5,964,017
6.820%, 11/15/2037		4,173,000	4,351,655
Aon PLC,
3.875%, 12/15/2025 (Callable 09/15/2025)		14,490,000	14,132,820
Assurant, Inc.:
4.900%, 03/27/2028 (Callable 12/27/2027)		4,250,000	4,176,977
3.700%, 02/22/2030 (Callable 11/22/2029)		7,000,000	6,084,588
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)		12,000,000	11,815,031
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)		14,803,000	13,678,794
6.742%, 12/08/2032 (1)(2)		33,000,000	34,577,491
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)		13,000,000	10,033,982
Aviation Capital Group LLC,
6.250%, 04/15/2028 (Callable 03/15/2028) (1)(2)		5,000,000	5,000,709
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (Callable 04/15/2024) (1)(2)		5,000,000	4,949,789
2.875%, 02/15/2025 (Callable 01/15/2025) (1)(2)		10,000,000	9,381,944
Banco Santander Chile,
2.700%, 01/10/2025 (Callable 12/10/2024) (1)(2)		8,000,000	7,650,000
Banco Santander SA:
5.179%, 11/19/2025 (1)		11,150,000	10,906,442
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)		10,000,000	8,728,015
2.749%, 12/03/2030 (1)		5,000,000	3,900,240
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)		35,000,000	27,247,694
Bank of America Corp.:
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)		12,575,000	12,503,726
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)		9,650,000	9,446,723
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)		22,000,000	21,168,601
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)		8,000,000	7,615,613
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%)(Callable 01/23/2025) (3)		22,700,000	21,831,436
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)		12,750,000	12,710,459
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)		6,000,000	5,380,262
6.204%, 11/10/2028 (SOFR + 1.990%)(Callable 11/10/2027) (3)		12,000,000	12,544,582
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)		19,539,000	18,153,938
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)		12,000,000	10,334,542
4.271%, 07/23/2029 (3 Month LIBOR USD + 1.310%)(Callable 07/23/2028) (3)		10,000,000	9,628,810
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)		7,000,000	5,928,511
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)		35,000,000	29,640,166
1.898%, 07/23/2031 (SOFR + 1.530%)(Callable 07/23/2030) (3)		10,000,000	8,019,489
5.015%, 07/22/2033 (SOFR + 2.160%)(Callable 07/22/2032) (3)		5,000,000	4,944,637
7.750%, 05/14/2038		725,000	867,698
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)		5,425,000	4,690,126
Bank of Montreal:
4.250%, 09/14/2024 (1)		10,000,000	9,877,782
1.500%, 01/10/2025 (1)		7,000,000	6,583,059
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%)(Callable 12/15/2027) (1)(3)		5,000,000	4,514,840
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)		15,475,000	14,717,554
Barclays PLC:
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)		5,000,000	4,987,850
3.650%, 03/16/2025 (1)		17,350,000	16,582,799
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)		10,000,000	9,339,481
4.337%, 01/10/2028 (Callable 01/10/2027) (1)		10,000,000	9,522,501
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)		45,470,000	43,957,899
BGC Partners, Inc.,
4.375%, 12/15/2025 (Callable 09/15/2025)		13,000,000	12,360,530
BNP Paribas SA:
4.375%, 09/28/2025 (1)(2)		8,200,000	7,829,294
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		42,500,000	40,383,578
4.375%, 05/12/2026 (1)(2)		16,910,000	16,040,116
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)		16,500,000	15,153,318
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)		8,000,000	7,072,079
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)		16,000,000	13,606,693
3.052%, 01/13/2031 (SOFR + 1.507%)(Callable 01/13/2030) (1)(2)(3)		10,500,000	9,003,421
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)		25,000,000	20,810,290
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)		5,000,000	3,839,887
BPCE SA:
5.700%, 10/22/2023 (1)(2)		33,770,000	33,508,958
4.625%, 07/11/2024 (1)(2)		3,185,000	3,107,117
5.150%, 07/21/2024 (1)(2)		30,902,000	30,306,712
4.500%, 03/15/2025 (1)(2)		40,275,000	38,813,236
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)		15,000,000	13,476,852
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)		22,000,000	16,482,009
Brown & Brown, Inc.,
4.500%, 03/15/2029 (Callable 12/15/2028)		11,840,000	11,406,622
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)		8,000,000	7,603,233
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)		7,525,000	7,430,467
Capital One Financial Corp.:
3.750%, 07/28/2026 (Callable 06/28/2026)		5,000,000	4,546,089
3.800%, 01/31/2028 (Callable 12/31/2027)		6,960,000	6,382,306
5.468%, 02/01/2029 (SOFR + 2.080%)(Callable 02/01/2028) (3)		10,000,000	9,745,722
3.273%, 03/01/2030 (SOFR + 1.790%)(Callable 03/01/2029) (3)		3,250,000	2,768,982
Centene Corp.:
3.000%, 10/15/2030 (Callable 07/15/2030)		10,000,000	8,420,810
2.500%, 03/01/2031 (Callable 12/01/2030)		64,850,000	52,515,530
Charles Schwab Corp.,
2.900%, 03/03/2032 (Callable 12/03/2031)		5,000,000	4,185,123
Citigroup, Inc.:
3.352%, 04/24/2025 (SOFR + 1.158%)(Callable 04/24/2024) (3)		11,000,000	10,720,619
3.700%, 01/12/2026		4,700,000	4,548,105
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)		15,000,000	14,340,538
3.887%, 01/10/2028 (SOFR + 1.825%)(Callable 01/10/2027) (3)		21,200,000	20,255,319
4.412%, 03/31/2031 (SOFR + 3.914%)(Callable 03/31/2030) (3)		10,000,000	9,496,713
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)		50,000,000	42,185,469
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)		5,000,000	4,148,276
6.270%, 11/17/2033 (SOFR + 2.338%)(Callable 11/17/2032) (3)		5,000,000	5,407,523
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)		23,400,000	19,953,155
3.250%, 04/30/2030 (Callable 01/30/2030)		40,000,000	33,142,987
CNA Financial Corp.,
4.500%, 03/01/2026 (Callable 12/01/2025)		21,125,000	20,913,958
CNO Financial Group, Inc.,
5.250%, 05/30/2025 (Callable 02/28/2025)		18,640,000	18,443,114
CNO Global Funding,
2.650%, 01/06/2029 (2)		7,625,000	6,620,787
Comerica Bank,
4.000%, 07/27/2025		21,425,000	17,496,058
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)		15,000,000	11,782,342
3.784%, 03/14/2032 (1)(2)		7,250,000	6,096,372
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)		35,000,000	30,411,676
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)(Callable 06/01/2031) (2)(3)		5,500,000	4,355,362
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)		11,975,000	11,582,125
3.750%, 07/21/2026 (1)		36,000,000	34,055,302
Credit Agricole SA:
4.375%, 03/17/2025 (1)(2)		37,093,000	35,637,285
1.907%, 06/16/2026 (SOFR + 1.676%)(Callable 06/16/2025) (1)(2)(3)		7,000,000	6,426,490
3.250%, 01/14/2030 (1)(2)		5,000,000	4,194,791
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		13,700,000	12,688,940
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)		10,000,000	8,902,029
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)		19,400,000	16,329,756
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)		24,750,000	22,305,938
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)		10,850,000	9,659,782
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)		20,000,000	17,756,000
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)		21,400,000	20,971,940
3.750%, 03/26/2025 (1)		15,000,000	13,799,550
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		33,945,000	30,332,477
Deutsche Bank AG:
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)		6,000,000	5,084,603
6.720%, 01/18/2029 (SOFR + 3.180%)(Callable 01/18/2028) (1)(3)		5,000,000	4,965,054
5.882%, 07/08/2031 (SOFR + 5.438%)(Callable 04/08/2030) (1)(3)		42,175,000	36,642,183
3.547%, 09/18/2031 (SOFR + 3.043%)(Callable 09/18/2030) (1)(3)		10,000,000	8,201,744
3.729%, 01/14/2032 (SOFR + 2.757%)(Callable 10/14/2030) (1)(3)		10,000,000	7,457,902
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)		25,000,000	18,087,718
Digital Realty Trust LP:
4.450%, 07/15/2028 (Callable 04/15/2028)		7,000,000	6,583,160
3.600%, 07/01/2029 (Callable 04/01/2029)		41,950,000	37,663,345
Discover Bank:
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)		6,500,000	5,949,252
4.650%, 09/13/2028 (Callable 06/13/2028)		23,225,000	21,961,473
Discover Financial Services,
3.950%, 11/06/2024 (Callable 08/06/2024)		25,000,000	23,838,217
DNB Bank ASA:
1.127%, 09/16/2026 (1 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)		10,000,000	8,977,699
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)		5,800,000	5,153,288
Elevance Health, Inc.,
5.125%, 02/15/2053 (Callable 08/15/2052)		5,200,000	5,179,687
Extra Space Storage LP:
5.700%, 04/01/2028 (Callable 03/01/2028)		3,650,000	3,674,748
2.550%, 06/01/2031 (Callable 03/01/2031)		11,000,000	8,921,941
Federation des Caisses Desjardins du Quebec:
4.550%, 08/23/2027 (1)(2)		5,000,000	4,931,066
5.700%, 03/14/2028 (1)(2)		12,000,000	12,293,425
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)		4,000,000	3,699,257
First Citizens Bancshares, Inc.,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)		21,219,000	19,280,088
First Horizon National Corp.,
4.000%, 05/26/2025 (Callable 04/26/2025)		30,000,000	27,966,848
First Republic Bank,
4.625%, 02/13/2047 (Callable 08/13/2046)		1,850,000	1,017,500
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)		10,000,000	8,589,449
Five Corners Funding Trust III,
5.791%, 02/15/2033 (Callable 11/15/2032) (2)		5,800,000	5,950,952
Five Corners Funding Trust IV,
5.997%, 02/15/2053 (Callable 08/15/2052) (2)		6,800,000	6,997,125
FMR LLC:
4.950%, 02/01/2033 (2)		4,235,000	4,016,764
6.500%, 12/14/2040 (2)		1,820,000	1,947,459
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)		9,350,000	9,239,325
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)		9,400,000	9,132,755
3.500%, 04/01/2025 (Callable 03/01/2025)		10,000,000	9,710,031
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%)(Callable 04/23/2028) (3)		17,875,000	16,791,048
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)		15,050,000	14,422,332
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)		30,000,000	23,964,720
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)		10,000,000	8,329,899
2.383%, 07/21/2032 (SOFR + 1.248%)(Callable 07/21/2031) (3)		11,332,000	9,200,273
6.345%, 02/15/2034		125,000	127,067
6.750%, 10/01/2037		300,000	324,390
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)		11,215,000	9,903,159
3.700%, 01/22/2070 (Callable 07/22/2069) (2)		14,000,000	9,637,086
4.850%, 01/24/2077 (2)		16,363,000	14,257,513
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041		2,925,000	3,019,020
3.600%, 08/19/2049 (Callable 02/19/2049)		15,725,000	11,942,214
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)		9,000,000	8,585,052
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)		7,000,000	5,823,091
HSBC Holdings PLC:
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)		9,000,000	8,967,540
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		5,200,000	5,084,795
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)		8,125,000	7,420,148
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)		10,000,000	8,867,782
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)		25,000,000	21,415,978
7.390%, 11/03/2028 (SOFR + 3.350%)(Callable 11/03/2027) (1)(3)		15,000,000	15,965,001
6.161%, 03/09/2029 (SOFR + 1.970%)(Callable 03/09/2028) (1)(3)		6,000,000	6,168,598
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%)(Callable 06/19/2028) (1)(3)		17,125,000	16,252,242
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)		10,000,000	8,384,892
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)		4,775,000	4,308,000
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)		14,550,000	11,881,580
Humana, Inc.,
8.150%, 06/15/2038		8,983,000	11,209,650
Huntington Bancshares, Inc.,
2.625%, 08/06/2024 (Callable 07/06/2024)		1,500,000	1,406,299
Jackson Financial, Inc.,
3.125%, 11/23/2031 (Callable 08/23/2031)		15,000,000	12,361,394
Jefferies Group LLC:
4.850%, 01/15/2027		14,625,000	14,279,872
6.450%, 06/08/2027		1,300,000	1,340,258
4.150%, 01/23/2030		30,200,000	27,736,031
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)		17,615,000	17,836,668
JPMorgan Chase & Co.:
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)		10,725,000	10,712,682
3.125%, 01/23/2025 (Callable 10/23/2024)		21,850,000	21,151,795
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)		19,859,000	18,989,822
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)		17,000,000	16,021,635
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)		55,000,000	51,465,250
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)		18,500,000	16,508,812
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)		10,000,000	8,819,088
3.509%, 01/23/2029 (3 Month LIBOR USD + 0.945%)(Callable 01/23/2028) (3)		51,000,000	47,718,377
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)		30,500,000	26,073,461
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)		5,000,000	4,022,504
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)		15,000,000	12,624,779
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)		11,000,000	9,472,696
KeyBank NA,
3.400%, 05/20/2026		21,575,000	19,365,600
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		77,403,000	73,532,625
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)		750,000	785,210
3.951%, 10/15/2050 (Callable 04/15/2050) (2)		900,000	681,672
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)		375,000	436,211
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)		2,575,000	2,434,921
2.200%, 10/15/2030 (Callable 07/15/2030)		6,950,000	5,702,217
Lincoln National Corp.:
3.400%, 01/15/2031 (Callable 10/15/2030)		15,000,000	12,260,982
6.300%, 10/09/2037		2,190,000	2,156,391
Lloyds Bank PLC:
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)		15,000,000	14,579,765
3.750%, 01/11/2027 (1)		7,800,000	7,290,833
4.375%, 03/22/2028 (1)		15,000,000	14,237,442
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)		21,550,000	19,705,426
5.871%, 03/06/2029 (1 Year CMT Rate + 1.700%)(Callable 03/06/2028) (1)(3)		11,300,000	11,393,068
LPL Holdings, Inc.,
4.000%, 03/15/2029 (Callable 03/15/2024) (2)		20,076,000	18,068,400
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)		4,400,000	4,295,402
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)		7,800,000	7,676,202
3.624%, 06/03/2030 (1)(2)		28,805,000	24,856,089
6.798%, 01/18/2033 (1)(2)		10,000,000	10,164,939
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)		9,850,000	9,794,276
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)		10,000,000	8,000,962
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)		15,000,000	14,764,460
2.484%, 05/19/2027 (Callable 03/19/2027) (1)		15,225,000	14,029,549
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)		15,000,000	10,768,508
Marsh & McLennan Companies, Inc.:
3.750%, 03/14/2026 (Callable 12/14/2025)		9,225,000	9,023,508
5.450%, 03/15/2053 (Callable 09/15/2052)		4,000,000	4,119,398
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)		1,632,000	1,647,088
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)		26,000,000	23,667,020
3.729%, 10/15/2070 (2)		19,253,000	13,517,265
4.900%, 04/01/2077 (2)		13,000,000	11,248,714
MBIA Insurance Corp.,
16.052%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2028) (2)(3)(9)		700,000	30,030
MetLife, Inc.,
4.875%, 11/13/2043		3,375,000	3,160,350
Metropolitan Life Global Funding I:
2.950%, 04/09/2030 (2)		9,025,000	7,953,856
5.150%, 03/28/2033 (2)		9,000,000	9,072,824
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)		3,725,000	3,930,927
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)		5,956,000	5,745,361
2.193%, 02/25/2025 (1)		11,500,000	10,834,400
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)		24,400,000	21,594,263
5.475%, 02/22/2031 (1 Year CMT Rate + 1.530%)(Callable 02/22/2030) (1)(3)		3,000,000	3,021,422
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)		20,000,000	19,092,320
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)		10,000,000	8,799,690
3.170%, 09/11/2027 (1)		22,000,000	20,335,416
4.018%, 03/05/2028 (1)		2,650,000	2,508,533
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)		7,250,000	5,715,485
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)		5,000,000	4,819,121
4.000%, 07/23/2025		2,500,000	2,447,097
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)		40,000,000	37,530,341
3.125%, 07/27/2026		13,175,000	12,477,207
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)		22,350,000	21,111,099
6.296%, 10/18/2028 (SOFR + 2.240%)(Callable 10/18/2027) (3)		25,000,000	26,288,650
5.123%, 02/01/2029 (SOFR + 1.730%)(Callable 02/01/2028) (3)		10,000,000	10,079,442
2.239%, 07/21/2032 (SOFR + 1.178%)(Callable 07/21/2031) (3)		9,705,000	7,786,891
6.342%, 10/18/2033 (SOFR + 2.560%)(Callable 10/18/2032) (3)		5,000,000	5,460,951
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)		60,200,000	47,003,689
2.990%, 05/21/2031 (1)(2)		24,495,000	19,687,820
6.429%, 01/12/2033 (1)(2)		12,025,000	12,385,158
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)		5,000,000	4,375,369
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)		14,000,000	11,308,434
Nationwide Building Society:
3.900%, 07/21/2025 (1)(2)		8,100,000	7,796,470
4.000%, 09/14/2026 (1)(2)		63,394,000	59,041,023
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)		3,525,000	3,251,883
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)		10,125,000	9,131,821
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)		17,500,000	13,284,401
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)		5,600,000	6,445,308
9.375%, 08/15/2039 (2)		22,409,000	30,462,480
NatWest Group PLC:
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)		17,475,000	17,390,419
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		8,300,000	8,145,073
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)		11,725,000	10,337,758
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)		5,150,000	4,945,747
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)		11,000,000	10,329,260
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)		3,200,000	3,257,532
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)		25,105,000	29,397,020
4.450%, 05/15/2069 (Callable 11/15/2068) (2)		10,000,000	8,573,349
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)		10,000,000	9,473,336
1.851%, 07/16/2025 (1)		15,000,000	13,727,350
2.172%, 07/14/2028 (1)		30,000,000	25,039,815
2.710%, 01/22/2029 (1)		9,600,000	8,148,046
Old Republic International Corp.,
3.850%, 06/11/2051 (Callable 12/11/2050)		12,550,000	9,398,168
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)		16,000,000	15,543,540
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)		5,000,000	4,700,900
Prologis LP,
5.250%, 06/15/2053 (Callable 12/15/2052)		6,600,000	6,607,421
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)		4,105,000	3,938,691
Prudential Financial, Inc.,
3.878%, 03/27/2028 (Callable 12/27/2027)		4,656,000	4,508,808
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)		21,011,000	22,159,543
Raymond James Financial, Inc.,
4.950%, 07/15/2046		15,000,000	13,617,523
Realty Income Corp.,
3.875%, 04/15/2025 (Callable 02/15/2025)		10,000,000	9,746,047
Regions Bank,
6.450%, 06/26/2037		3,864,000	3,943,132
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)		20,000,000	19,120,179
Rexford Industrial Realty LP,
2.125%, 12/01/2030 (Callable 09/01/2030)		13,000,000	10,435,999
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026 (Callable 10/15/2023) (2)		10,000,000	8,950,000
Royal Bank of Canada,
4.650%, 01/27/2026 (1)		29,930,000	29,490,366
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)		25,000,000	19,698,071
Santander Holdings USA, Inc.,
3.450%, 06/02/2025 (Callable 05/02/2025) (1)		10,000,000	9,361,335
Santander UK Group Holdings PLC,
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)		20,000,000	17,407,334
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)		36,375,000	35,932,971
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)		15,000,000	14,634,034
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)		18,000,000	17,510,215
3.875%, 03/28/2024 (1)(2)		10,000,000	9,756,545
2.625%, 10/16/2024 (1)(2)		14,575,000	13,772,863
2.625%, 01/22/2025 (1)(2)		24,600,000	23,051,946
4.250%, 04/14/2025 (1)(2)		30,420,000	28,528,085
4.250%, 08/19/2026 (1)(2)		10,572,000	9,640,193
2.797%, 01/19/2028 (1 Year CMT Rate + 1.300%)(Callable 01/19/2027) (1)(2)(3)		8,000,000	7,061,856
6.446%, 01/10/2029 (1 Year CMT Rate + 2.550%)(Callable 01/10/2028) (1)(2)(3)		12,525,000	12,563,980
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)		7,000,000	5,514,639
3.625%, 03/01/2041 (1)(2)		9,200,000	5,899,583
Standard Chartered PLC:
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)		25,225,000	24,718,665
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)		14,075,000	13,263,934
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)		15,000,000	13,153,500
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)		18,000,000	15,939,946
6.301%, 01/09/2029 (1 Year CMT Rate + 2.450%)(Callable 01/09/2028) (1)(2)(3)		4,000,000	4,087,788
4.644%, 04/01/2031 (1 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)		7,000,000	6,502,734
5.700%, 03/26/2044 (1)(2)		14,000,000	12,907,820
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)		12,975,000	12,395,355
Stifel Financial Corp.:
4.250%, 07/18/2024		19,615,000	19,323,552
4.000%, 05/15/2030 (Callable 02/15/2030)		6,325,000	5,552,347
Sumitomo Mitsui Financial Group, Inc.:
2.696%, 07/16/2024 (1)		10,400,000	10,035,959
2.448%, 09/27/2024 (1)		20,000,000	19,165,622
5.520%, 01/13/2028 (1)		40,000,000	40,671,750
Synchrony Bank,
5.625%, 08/23/2027 (Callable 07/23/2027)		5,000,000	4,589,753
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)		33,325,000	31,499,123
4.500%, 07/23/2025 (Callable 04/23/2025)		12,795,000	11,598,019
3.950%, 12/01/2027 (Callable 09/01/2027)		43,000,000	36,418,751
7.250%, 02/02/2033 (Callable 10/02/2032)		7,000,000	6,175,405
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)		15,776,000	15,480,897
6.125%, 08/15/2043		23,630,000	22,673,548
Truist Financial Corp.,
4.873%, 01/26/2029 (SOFR + 1.435%)(Callable 01/26/2028) (3)		10,000,000	9,750,648
UBS Group AG:
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)		30,000,000	29,726,448
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)		10,000,000	8,610,557
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)		12,550,000	9,742,782
4.988%, 08/05/2033 (1 Year CMT Rate + 2.400%)(Callable 08/05/2032) (1)(2)(3)		3,000,000	2,861,995
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025 (1)(2)		6,500,000	6,215,747
UnitedHealth Group, Inc.,
4.625%, 07/15/2035		12,175,000	12,229,881
US Bancorp,
4.653%, 02/01/2029 (SOFR + 1.230%)(Callable 02/01/2028) (3)		3,684,000	3,600,997
Wells Fargo & Co.:
3.000%, 02/19/2025		5,225,000	5,032,501
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%)(Callable 10/30/2024) (3)		2,500,000	2,375,657
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)		15,000,000	14,109,882
3.000%, 04/22/2026		4,000,000	3,778,336
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)		5,500,000	5,431,049
3.350%, 03/02/2033 (SOFR + 1.500%)(Callable 03/02/2032) (3)		5,000,000	4,333,752
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)		35,000,000	26,083,732
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)		8,000,000	7,524,053
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)		18,059,000	16,934,928
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)		10,000,000	9,483,007
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)		10,000,000	8,953,305
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)		10,000,000	7,788,865
Willis North America, Inc.:
2.950%, 09/15/2029 (Callable 06/15/2029)		10,600,000	9,336,860
5.050%, 09/15/2048 (Callable 03/15/2048)		15,000,000	13,047,970
Total Financials (Cost $4,976,094,142)			4,530,953,715	19.0%
Total Corporate Bonds (Cost $12,882,338,294)			11,699,116,211	49.0%

Municipal Bonds
Arizona Industrial Development Authority:
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (2)(4)		41,325,000	39,895,395
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (4)		15,830,000	15,262,532
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024		1,000,000	966,433
1.981%, 04/01/2025		1,000,000	940,466
2.076%, 04/01/2026		1,000,000	920,031
2.176%, 04/01/2027		1,300,000	1,171,336
2.310%, 04/01/2028		1,000,000	884,461
2.410%, 04/01/2029		2,360,000	2,049,046
2.510%, 04/01/2030		1,175,000	1,002,982
2.760%, 04/01/2040 (Callable 04/01/2030)		125,000	124,480
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)		3,210,000	3,099,125
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027		1,135,000	1,201,643
Colton Joint Unified School District,
6.008%, 08/01/2026		1,250,000	1,313,389
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)		25,725,000	20,735,755
County of Riverside CA,
2.667%, 02/15/2025		15,000,000	14,398,191
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)		20,000,000	16,150,426
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)		3,285,000	2,928,743
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)		1,035,000	1,031,110
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)		40,430,000	32,504,168
Massachusetts Educational Financing Authority:
2.455%, 07/01/2030		8,375,000	7,020,473
2.555%, 07/01/2031		5,000,000	4,092,725
3.775%, 07/01/2035 (Callable 07/01/2029)		4,010,000	3,993,339
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)(Insured by GNMA)		10,323,412	9,095,842
2.650%, 11/01/2046 (Callable 01/01/2026)(Insured by GNMA)		10,481,672	9,224,374
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)		33,000,000	28,659,371
3.300%, 04/01/2032 (Callable 01/01/2032)		20,000,000	15,738,946
2.872%, 07/01/2035 (Callable 01/01/2035)		17,715,000	12,607,282
New Hampshire Housing Finance Authority,
3.750%, 07/01/2034 (Callable 07/01/2023)		210,000	209,136
New Jersey Turnpike Authority,
3.223%, 01/01/2035 (Callable 07/01/2025) (2)		40,000,000	36,045,824
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)		1,030,000	994,710
2.812%, 07/01/2035 (Callable 01/01/2024)		1,080,000	1,052,740
North East Independent School District,
5.240%, 08/01/2027		3,000,000	3,111,708
Public Finance Authority,
0.000%, 12/15/2027 (Callable 05/01/2023)		12,770,000	9,654,003
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)		245,000	242,773
Rhode Island Student Loan Authority:
2.200%, 12/01/2023		1,400,000	1,371,051
2.400%, 12/01/2024		1,165,000	1,112,981
2.530%, 12/01/2025		2,310,000	2,167,396
2.730%, 12/01/2026		1,490,000	1,380,767
2.875%, 12/01/2027		1,800,000	1,643,193
5.000%, 12/01/2028		1,265,000	1,385,556
5.000%, 12/01/2029		1,295,000	1,440,337
3.625%, 12/01/2037 (Callable 12/01/2030)		4,630,000	4,480,264
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027 (Insured by AMBAC)		6,430,000	6,865,768
Tennessee Energy Acquisition Corp.,
5.750%, 05/01/2028		1,500,000	1,525,635
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 05/01/2023)(Insured by SD CRED PROG)		1,350,000	1,350,720
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)		12,305,000	12,446,837
Westlake City School District,
5.227%, 12/01/2026 (Callable 05/01/2023)		1,160,000	1,160,850
Total Municipal Bonds (Cost $384,150,315)			336,654,313	1.4%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 1993-58, Class H, 5.500%, 04/25/2023		61	60
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 12/01/2028		4,830	4,989
6.500%, 06/01/2029		2,042	2,109
3.000%, 07/01/2032		4,205,860	3,967,714
3.000%, 10/01/2032		3,165,551	2,986,286
3.000%, 11/01/2032		4,974,837	4,693,089
3.000%, 12/01/2032		4,943,812	4,663,782
3.000%, 01/01/2033		2,366,347	2,232,307
3.000%, 04/01/2033		8,457,065	8,095,714
3.500%, 01/01/2034		8,704,465	8,572,568
3.000%, 05/01/2035		6,475,921	6,092,424
3.000%, 10/01/2035		5,531,986	5,190,614
2.500%, 01/01/2036		34,090,735	31,849,131
5.000%, 03/01/2036		1,885,271	1,927,431
5.500%, 04/01/2037		44,798	46,558
5.500%, 04/01/2038		25,682	26,692
5.500%, 05/01/2038		42,399	44,066
5.500%, 01/01/2039		7,328,212	7,570,634
4.500%, 11/01/2039		717,994	722,863
4.500%, 11/01/2039		219,251	220,737
4.500%, 08/01/2040		961,900	968,417
4.500%, 08/01/2040		733,236	738,204
4.000%, 10/01/2040		8,180,094	8,014,397
4.000%, 01/01/2041		4,895,835	4,796,617
2.000%, 11/01/2041		39,335,446	33,772,914
2.000%, 12/01/2041		109,228,097	93,270,577
2.500%, 02/01/2042		17,669,425	15,727,800
2.500%, 03/01/2042		23,290,276	20,633,734
3.500%, 06/01/2042		1,989,952	1,900,564
3.500%, 07/01/2042		11,237,447	10,732,622
3.500%, 07/01/2042		7,430,773	7,096,955
3.000%, 08/01/2042		6,895,352	6,366,465
3.500%, 09/01/2042		4,397,424	4,199,870
3.000%, 11/01/2042		24,378,372	22,508,520
3.500%, 12/01/2042		7,341,361	7,011,474
3.000%, 01/01/2043		12,928,986	11,937,148
3.000%, 02/01/2043		2,481,191	2,290,840
3.500%, 02/01/2043		9,012,000	8,607,168
3.000%, 03/01/2043		8,271,167	7,636,639
3.000%, 04/01/2043		5,258,967	4,855,493
3.000%, 04/01/2043		6,218,208	5,741,151
3.000%, 06/01/2043		4,347,330	4,013,779
3.000%, 07/01/2043		17,640,960	16,287,193
3.000%, 08/01/2043		10,030,183	9,260,593
4.500%, 12/01/2043		4,118,540	4,146,405
3.500%, 05/01/2044		18,217,277	17,393,037
3.500%, 08/01/2044		12,243,144	11,691,782
4.000%, 09/01/2044		3,421,054	3,302,988
4.000%, 10/01/2044		6,506,583	6,357,907
3.500%, 01/01/2045		10,122,470	9,666,600
4.000%, 02/01/2045		3,984,481	3,888,865
3.500%, 07/01/2045		8,351,758	7,967,547
3.000%, 10/01/2045		13,295,577	12,275,540
4.000%, 10/01/2045		5,514,013	5,350,351
3.500%, 12/01/2045		3,243,621	3,065,649
4.000%, 12/01/2045		2,327,104	2,271,253
3.000%, 01/01/2046		47,115,619	43,168,149
3.500%, 01/01/2046		18,362,082	17,354,704
4.000%, 02/01/2046		2,931,582	2,830,393
4.000%, 02/01/2046		8,540,099	8,358,145
3.500%, 03/01/2046		2,710,588	2,563,565
4.000%, 05/01/2046		252,156	246,078
4.000%, 08/01/2046		4,594,639	4,487,510
3.000%, 10/01/2046		30,131,696	27,658,240
3.000%, 10/01/2046		43,416,953	40,030,268
4.500%, 11/01/2046		27,817,297	28,005,547
4.000%, 01/01/2047		17,835,380	17,518,784
3.000%, 02/01/2047		18,044,277	16,549,754
3.000%, 05/01/2047		33,750,291	30,998,551
3.500%, 07/01/2047		35,739,951	33,898,009
3.500%, 08/01/2047		23,609,269	22,313,715
3.500%, 08/01/2047		8,846,768	8,372,391
3.500%, 03/01/2048		41,167,532	38,751,075
4.000%, 06/01/2048		29,233,609	28,749,218
4.000%, 08/01/2048		8,958,972	8,710,701
3.000%, 02/01/2049		31,178,740	28,678,478
4.000%, 05/01/2050		52,742,773	51,524,287
2.500%, 02/01/2051		105,524,997	92,694,617
2.500%, 02/01/2051		61,443,625	53,806,521
2.000%, 05/01/2051		73,875,807	61,832,318
2.500%, 05/01/2051		25,484,300	22,303,432
2.000%, 08/01/2051		15,645,004	13,102,799
2.000%, 09/01/2051		87,161,787	72,200,854
2.500%, 11/01/2051		102,678,396	89,787,211
3.000%, 03/01/2052		86,147,840	78,044,348
3.000%, 08/01/2052		27,768,130	25,189,707
5.500%, 01/01/2053 (8)		15,210,784	15,400,208
5.500%, 03/01/2053		53,687,408	54,455,279
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028		11,327	11,517
6.500%, 09/01/2028		3,658	3,809
6.500%, 02/01/2029		7,838	8,097
4.500%, 07/01/2030		1,370,484	1,369,778
3.500%, 01/01/2032		15,297,924	15,050,103
5.500%, 01/01/2032		3,526	3,633
3.000%, 11/01/2032		3,147,323	2,967,741
3.000%, 04/01/2033		5,479,798	5,163,681
3.000%, 05/01/2033		5,481,565	5,165,315
5.000%, 09/01/2033		4,317,554	4,409,181
4.500%, 10/01/2033		8,664,539	8,693,462
3.000%, 12/01/2033		9,454,515	9,007,947
4.000%, 01/01/2034		4,756,029	4,643,179
5.500%, 04/01/2034		292,386	297,420
4.000%, 09/01/2034		6,570,453	6,414,572
5.500%, 09/01/2034		13,248	13,672
5.000%, 02/01/2035		6,788,139	6,932,271
5.000%, 02/01/2035		4,811,022	4,913,131
5.500%, 02/01/2035		11,471	11,839
5.000%, 04/01/2035		481,804	492,039
5.000%, 07/01/2035		1,463,694	1,494,779
2.500%, 01/01/2036		54,403,216	50,691,699
5.000%, 02/01/2036		867,301	885,752
5.000%, 03/01/2036		400,315	408,828
4.000%, 04/01/2036		2,925,730	2,856,260
5.500%, 04/01/2036		1,305,035	1,350,374
2.000%, 06/01/2036		42,438,618	38,395,430
2.000%, 09/01/2036		19,125,896	17,260,791
4.000%, 10/01/2036		4,691,021	4,579,790
4.000%, 05/01/2037		19,603,800	19,138,107
3.500%, 08/01/2037		11,470,776	11,057,925
2.500%, 04/01/2038		23,505,878	21,495,796
6.000%, 05/01/2038		2,166,205	2,262,179
4.500%, 04/01/2039		7,153,142	7,290,851
4.000%, 06/01/2039		4,177,947	4,089,105
5.000%, 06/01/2039		6,277,611	6,410,833
4.500%, 01/01/2040		1,398,282	1,403,604
4.500%, 01/01/2040		3,216,840	3,235,139
5.000%, 06/01/2040		4,535,215	4,621,107
4.000%, 08/01/2040		330,940	323,888
4.500%, 08/01/2040		1,507,971	1,516,531
4.500%, 08/01/2040		4,198,216	4,222,049
4.000%, 10/01/2040		568,258	556,151
4.000%, 11/01/2040		6,454,317	6,316,744
1.500%, 12/01/2040 (8)		100,903,280	84,045,017
4.000%, 12/01/2040		1,934,385	1,904,714
3.500%, 01/01/2041		680,460	649,205
4.000%, 01/01/2041		1,334,846	1,306,396
3.500%, 02/01/2041		759,091	724,391
4.000%, 02/01/2041		130,974	126,485
4.500%, 02/01/2041		21,811,642	21,997,256
4.000%, 03/01/2041		2,510,233	2,456,721
4.500%, 07/01/2041		1,895,178	1,901,037
3.500%, 09/01/2041		10,690,761	10,199,817
4.000%, 09/01/2041		916,384	896,856
1.500%, 11/01/2041		26,398,721	21,659,768
3.500%, 12/01/2041		974,496	929,715
4.000%, 12/01/2041		4,499,440	4,403,544
2.000%, 01/01/2042		91,729,121	78,838,361
4.000%, 01/01/2042		8,952,660	8,761,800
4.500%, 01/01/2042		4,193,997	4,217,874
4.000%, 02/01/2042		9,106,864	8,912,779
1.500%, 03/01/2042		9,421,321	7,729,906
3.000%, 04/01/2042		26,490,952	24,387,674
3.000%, 05/01/2042		1,216,821	1,122,257
3.500%, 05/01/2042		6,534,470	6,234,273
3.500%, 06/01/2042		2,323,748	2,216,964
3.500%, 07/01/2042		50,931,583	48,591,397
3.500%, 08/01/2042		3,907,232	3,727,714
3.500%, 09/01/2042		6,469,546	6,172,222
3.000%, 10/01/2042		10,106,399	9,320,936
3.000%, 03/01/2043		2,680,820	2,472,424
3.000%, 04/01/2043		988,809	911,943
3.000%, 05/01/2043		9,838,890	9,074,014
3.000%, 05/01/2043		3,804,039	3,508,329
3.500%, 05/01/2043		8,738,092	8,332,748
3.000%, 06/01/2043		11,008,252	10,152,459
3.500%, 06/01/2043		4,795,869	4,573,902
3.000%, 07/01/2043		8,777,712	8,095,327
4.000%, 07/01/2043		11,899,119	11,645,514
3.000%, 08/01/2043		3,235,499	2,983,957
3.500%, 08/01/2043		4,230,214	4,010,479
3.500%, 09/01/2043		13,252,144	12,636,115
4.500%, 09/01/2043		5,740,827	5,745,067
4.000%, 01/01/2045		4,694,655	4,577,117
4.000%, 02/01/2045		9,149,828	8,931,205
4.000%, 02/01/2045		1,153,305	1,124,433
4.000%, 02/01/2045		2,522,928	2,469,165
4.000%, 02/01/2045		4,546,622	4,449,722
4.000%, 03/01/2045		3,788,101	3,697,308
3.500%, 12/01/2045		4,786,293	4,518,887
4.000%, 12/01/2045		9,717,528	9,646,106
4.000%, 12/01/2045		17,470,845	17,033,351
4.500%, 02/01/2046		10,966,438	11,028,730
4.000%, 04/01/2046		18,160,091	17,836,323
4.500%, 08/01/2046		9,497,298	9,492,610
3.000%, 10/01/2046		13,405,274	12,296,920
3.500%, 11/01/2046		5,372,042	5,075,263
4.000%, 03/01/2047		11,988,661	11,735,988
3.500%, 04/01/2047		21,969,033	20,734,441
4.000%, 11/01/2047		3,630,222	3,536,006
4.000%, 12/01/2047		18,428,968	17,937,005
3.000%, 01/01/2048		14,036,296	12,850,385
3.500%, 05/01/2048		33,758,531	31,861,501
5.000%, 11/01/2048		12,669,543	12,897,688
4.000%, 05/01/2049		13,314,446	13,114,956
4.000%, 09/01/2049		2,550,890	2,471,721
3.500%, 11/01/2049		49,889,445	47,119,392
4.500%, 03/01/2050		39,266,818	39,116,995
3.000%, 05/01/2050		91,643,030	83,463,283
2.500%, 06/01/2050		13,041,284	11,357,290
2.500%, 09/01/2050		58,196,027	50,965,326
3.000%, 09/01/2050		8,874,844	8,053,474
2.000%, 11/01/2050 (8)		127,526,138	105,794,369
2.500%, 12/01/2050		21,505,577	18,670,241
2.500%, 12/01/2050		68,952,563	60,048,049
3.000%, 12/01/2050		42,250,879	38,416,750
2.500%, 01/01/2051		43,184,580	37,748,680
3.000%, 02/01/2051		44,785,631	40,839,990
2.000%, 08/01/2051		10,852,958	9,074,194
2.500%, 08/01/2051		38,884,813	34,004,388
2.500%, 09/01/2051		91,920,889	79,698,851
3.000%, 10/01/2051		35,237,341	31,951,767
2.000%, 11/01/2051		23,429,352	19,560,069
2.500%, 11/01/2051		49,254,205	42,793,514
2.500%, 11/01/2051		34,781,484	30,146,320
3.000%, 11/01/2051		67,605,193	61,328,671
2.000%, 12/01/2051		19,961,264	16,730,015
2.500%, 12/01/2051		84,559,585	73,241,597
2.500%, 12/01/2051		82,564,866	71,973,116
2.500%, 12/01/2051		124,782,705	107,637,364
2.500%, 12/01/2051		65,297,086	56,697,710
2.500%, 01/01/2052		115,406,120	99,553,977
5.000%, 07/01/2052		87,948,978	87,822,825
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028		6,177	6,296
6.500%, 01/20/2029		3,306	3,393
6.000%, 11/20/2033		5,292	5,553
5.000%, 07/20/2040		223,432	229,497
4.000%, 01/20/2041		3,423,059	3,379,865
4.000%, 08/20/2041		2,015,082	1,989,653
3.500%, 10/20/2041		3,955,701	3,777,028
4.000%, 12/20/2041		2,779,545	2,744,452
4.000%, 02/20/2042		5,146,286	5,081,351
4.000%, 06/20/2042		4,559,471	4,501,906
3.500%, 09/20/2042		2,989,137	2,859,030
4.000%, 09/20/2044		14,139,985	13,963,891
3.000%, 04/20/2045		4,259,997	3,967,006
3.500%, 04/20/2045		5,840,602	5,565,989
4.000%, 05/20/2045		5,737,838	5,625,466
3.500%, 06/20/2045		5,897,942	5,609,063
3.500%, 10/20/2045 (6)		19,428,228	18,476,488
3.500%, 01/20/2046		14,784,179	14,093,140
4.500%, 01/20/2046		5,605,364	5,665,950
4.000%, 04/20/2046		6,835,314	6,685,633
3.500%, 05/20/2046		25,427,186	24,201,670
4.000%, 05/20/2046		2,532,517	2,477,355
3.000%, 08/20/2046		12,107,049	11,207,272
4.500%, 06/20/2047		6,654,931	6,621,063
4.500%, 07/20/2047		4,414,753	4,418,851
4.500%, 09/20/2047		22,722,599	22,763,791
3.000%, 10/20/2047 (6)		71,492,760	65,948,921
3.000%, 11/20/2047 (6)		58,003,631	53,697,069
3.500%, 02/20/2048 (6)		67,781,531	64,468,579
3.500%, 02/20/2048		21,809,227	20,069,987
5.000%, 02/20/2049		25,872,114	26,182,720
2.500%, 07/20/2051		42,973,911	37,862,513
6.000%, 01/20/2053		23,124,765	23,568,367
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 07/25/2047)		32,523,865	30,514,062
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 08/25/2046)		27,789,799	23,388,426
Total U.S. Government Agency Issues (Cost $4,699,669,975)			4,384,001,482	18.4%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 06/25/2023 (Callable 04/25/2023)		66,291	61,055
Series 2006-43CB, Class 2A1, 6.000%, 08/25/2023 (Callable 04/25/2023)		7,551	7,503
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (Callable 04/25/2023) (6)		3,196,858	2,617,509
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034 (Callable 04/25/2023)		965,659	934,699
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (Callable 04/25/2023) (6)		7,384,381	6,343,626
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (Callable 04/25/2023) (6)		1,219,362	780,825
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (Callable 04/25/2023)		1,305,515	889,529
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 04/25/2023) (6)		200,136	187,423
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (Callable 04/25/2023)		1,766,256	1,403,509
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 04/25/2023) (6)		347,747	186,888
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 04/25/2023) (2)(4)		10,353,656	9,491,640
Series 2022-1, Class A1B, 3.269%, 12/25/2056 (Callable 01/25/2025) (2)(7)		11,500,000	10,168,622
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 06/25/2023 (Callable 04/25/2023)		224,009	184,905
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033 (Callable 04/25/2023)		859,254	827,318
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 04/25/2023) (6)		104,462	91,715
Banc of America Funding Trust,
Series 2007-C, Class 1A3, 3.945%, 05/20/2036 (Callable 04/20/2023) (4)(6)		900,952	773,890
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 04/28/2023) (7)		57,628	48,215
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 5.230%, 10/25/2035 (1 Year CMT Rate + 2.300%)(Callable 04/25/2023) (3)		225,427	208,658
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%, 05/25/2059 (Callable 12/25/2051) (2)(4)		29,132,511	26,288,980
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.993%, 01/25/2036 (Callable 04/25/2023) (4)(6)		386,825	331,527
Series 2006-A1, Class 2A3, 4.015%, 09/25/2036 (Callable 04/25/2023) (4)(6)		300,362	252,882
Series 2007-A1, Class 2A3, 3.644%, 02/25/2037 (Callable 11/25/2029) (4)		474,150	425,921
Series 2007-A1, Class 3A1, 3.848%, 02/25/2037 (Callable 11/25/2029) (4)		1,460,608	1,331,885
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (Callable 04/25/2023) (6)		149,711	123,956
CIM Trust,
Series 2022-R1, Class A1, 3.000%, 01/25/2061 (Callable 02/25/2027) (2)(4)		20,876,109	18,896,254
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036 (Callable 04/25/2023)		2,289,865	2,001,717
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (Callable 04/25/2023) (6)		725,959	603,306
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 4.933%, 03/25/2037 (Callable 04/25/2023) (7)		320	317
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.347%, 02/25/2058 (Callable 11/25/2044) (2)(4)		11,295,600	10,826,004
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (Callable 04/25/2023)		1,126,361	1,096,306
Series 2006-AR1, Class 1A1, 7.110%, 10/25/2035 (1 Year CMT Rate + 2.400%)(Callable 04/25/2023) (3)		3,112,346	2,937,852
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 04/25/2023) (6)		20,506	15,350
Countrywide Asset-Backed Certificates:
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 04/25/2023) (4)		9,680	9,409
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 04/25/2023) (4)		73,790	74,265
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 06/25/2023 (Callable 04/25/2023)		11,866	11,370
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 04/25/2023) (4)		56,430	57,589
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-2, Class 1A7, 5.144%, 04/25/2035 (Callable 04/25/2023) (4)		4,583,056	4,304,203
First Horizon Alternative Mortgage Securities Trust:
Series 2004-AA1, Class A1, 4.863%, 06/25/2034 (Callable 04/25/2023) (4)		2,103,805	1,921,892
Series 2005-AA2, Class 2A1, 5.022%, 04/25/2035 (Callable 04/25/2023) (4)		894,513	856,239
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2036 (Callable 04/25/2023) (6)		2,395	1,729
FirstKey Homes Trust:
Series 2022-SFR3, Class A, 4.250%, 07/19/2038 (2)		70,700,000	68,958,666
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)		98,121,185	86,453,409
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)		38,563,822	33,691,464
Series 2022-SFR1, Class A, 4.145%, 05/19/2039 (2)		42,643,837	40,704,587
Series 2022-SFR2, Class A, 4.250%, 07/19/2039 (2)		4,317,583	4,134,430
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (Callable 01/25/2036) (2)		24,166,777	23,109,347
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 05/25/2023		20,194	18,696
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035 (Callable 05/25/2034)		1,291,964	1,066,906
Series 2005-AR2, Class 2A1, 3.918%, 04/25/2035 (Callable 04/25/2023) (4)		1,342,210	1,179,618
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2038 (2)		79,071,741	70,250,332
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.092%, 03/25/2036 (Callable 05/25/2024) (4)		38,576	35,710
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 3.879%, 11/25/2035 (Callable 04/25/2023) (4)		2,386,775	2,028,895
Series 2006-A2, Class 2A1, 3.933%, 04/25/2036 (Callable 04/25/2023) (4)		555,583	466,015
Series 2006-A2, Class 3A3, 4.145%, 04/25/2036 (Callable 04/25/2023) (4)		648,788	538,038
Series 2006-A7, Class 2A2, 3.886%, 01/25/2037 (Callable 04/25/2023) (4)(6)		861,139	622,287
Series 2006-A7, Class 2A4R, 3.886%, 01/25/2037 (Callable 04/25/2023) (4)(6)		880,778	636,478
Series 2007-A2, Class 2A3, 4.151%, 04/25/2037 (Callable 04/25/2023) (4)		1,789,194	1,296,111
Series 2007-A4, Class 2A3, 3.781%, 06/25/2037 (Callable 04/25/2023) (4)(6)		2,089,935	1,626,682
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034 (Callable 04/25/2023)		1,091,536	1,055,483
Series 2004-8, Class 2A1, 6.000%, 09/25/2034 (Callable 04/25/2023)		742,554	714,762
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (Callable 04/25/2023) (6)		1,251,006	894,351
Merrill Lynch Mortgage Investors Trust,
Series 2005-A5, Class A3, 3.471%, 06/25/2035 (Callable 04/25/2023) (4)		787,098	717,386
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 12/25/2033) (2)(4)		5,618,596	5,474,159
Series 2018-3, Class A1, 3.500%, 08/25/2058 (Callable 10/25/2033) (2)(4)		6,248,612	5,977,718
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 07/25/2037) (2)(4)		16,221,044	15,432,596
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (Callable 12/25/2030) (2)(4)		5,442,514	4,986,323
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Callable 07/25/2031) (2)(4)		11,268,506	10,653,252
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 02/25/2032) (2)(4)		9,301,609	8,883,974
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (Callable 09/25/2033) (2)(4)		11,837,547	11,086,706
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 04/25/2034) (2)(4)		6,215,906	5,884,211
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (Callable 05/25/2041) (2)(4)		13,873,075	13,062,889
Series 2022-NQM2, Class A1, 3.079%, 03/25/2062 (Callable 02/25/2024) (2)(4)		27,117,241	24,706,637
OBX Trust:
Series 2022-NQM3, Class A1, 3.382%, 01/25/2062 (Callable 03/25/2025) (2)(4)		36,402,374	33,318,139
Series 2022-NQM5, Class A1, 4.310%, 05/25/2062 (Callable 05/25/2025) (2)(7)		68,413,844	65,262,422
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 06/25/2023 (Callable 04/25/2023)		3,495	3,443
Series 2005-QA7, Class A22, 3.941%, 07/25/2035 (Callable 04/25/2023) (4)(6)		901,209	792,332
Series 2005-QS11, Class A2, 5.345%, 07/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 04/25/2023) (3)(6)		2,131,960	1,537,515
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (Callable 04/25/2023) (7)		3,084	3,052
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (Callable 05/25/2028) (7)		14,782,419	5,641,870
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (Callable 01/25/2029) (7)		9,847,275	3,339,718
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 05/25/2029) (7)		278,136	80,592
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 01/25/2032) (7)		1,435,659	425,763
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (Callable 07/25/2023) (2)(4)		3,587,410	3,357,475
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 5.254%, 10/25/2033 (Callable 04/25/2023) (4)		623,179	588,825
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 01/25/2030) (2)(4)		314,097	308,052
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 01/25/2029) (2)(4)		9,590,043	9,126,104
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2029) (2)(4)		6,319,655	6,144,881
Series 2019-1, Class A1, 3.750%, 03/25/2058 (Callable 07/25/2029) (2)(4)		5,915,686	5,611,972
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 11/25/2032) (2)(4)		21,726,167	20,138,586
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 06/25/2033) (2)(4)		42,858,284	39,946,051
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 05/25/2032) (2)(4)		27,154,642	23,847,337
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 12/25/2030) (2)		69,841,905	62,255,957
Series 2022-2, Class A1, 3.750%, 07/25/2062 (Callable 09/25/2032) (2)(4)		114,258,839	105,339,714
Series 2022-3, Class A1, 3.750%, 08/25/2062 (Callable 07/25/2030) (2)(4)		113,819,311	106,807,609
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034 (Callable 04/25/2023)		580,848	572,482
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 04/25/2023)		1,340,505	1,332,946
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (Callable 04/25/2023) (6)		2,619,112	2,207,065
Series 2007-HY3, Class 4A1, 3.609%, 08/25/2036 (Callable 04/25/2023) (4)(6)		5,540,681	4,887,995
Series 2006-AR10, Class 1A1, 3.754%, 09/25/2036 (Callable 04/25/2023) (4)		498,569	429,645
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 4.512%, 10/25/2036 (Callable 04/25/2023) (4)(6)		830,647	704,783
Series 2007-7, Class A49, 6.000%, 06/25/2037 (Callable 04/25/2023) (6)		1,118,328	932,391
Total Non-U.S. Government Agency Issues (Cost $1,151,463,009)			1,058,869,316	4.4%
Total Residential Mortgage-Backed Securities (Cost $5,851,132,984)			5,442,870,798	22.8%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.554%, 12/25/2026 (4)		21,625,776	20,200,525
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K061, Class A2, 3.347%, 11/25/2026 (4)		57,540,000	55,482,312
Series K063, Class A2, 3.430%, 01/25/2027 (4)		16,715,490	16,215,416
Series K064, Class A2, 3.224%, 03/25/2027		9,810,250	9,442,288
Series K065, Class A2, 3.243%, 04/25/2027		54,115,000	52,118,746
Series K066, Class A2, 3.117%, 06/25/2027		16,491,658	15,792,859
Series K067, Class A2, 3.194%, 07/25/2027		9,015,000	8,651,959
Series K068, Class A2, 3.244%, 08/25/2027		71,580,000	68,788,817
Series K072, Class A2, 3.444%, 12/25/2027		12,000,000	11,613,662
Series K074, Class A2, 3.600%, 01/25/2028		40,495,000	39,437,040
Series K077, Class A2, 3.850%, 05/25/2028 (4)		46,199,000	45,461,207
Series K079, Class A2, 3.926%, 06/25/2028		63,251,000	62,448,914
Series K080, Class A2, 3.926%, 07/25/2028 (4)		34,095,000	33,660,374
Series K122, Class A2, 1.521%, 11/25/2030		23,000,000	18,980,458
Series K153, Class A3, 3.117%, 10/25/2031 (4)		15,655,000	14,406,229
Series K-154, Class A2, 4.350%, 01/25/2033		25,000,000	25,225,340
Series K158, Class A3, 3.900%, 10/25/2033 (4)		18,777,000	18,158,703
Series K-1517, Class A2, 1.716%, 07/25/2034		1,000,000	754,636
Total U.S. Government Agency Issues (Cost $543,960,809)			516,839,485	2.2%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 04/15/2027)		30,037,000	28,133,408
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 11/15/2027)		69,721,751	64,651,648
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2029)		32,737,000	30,428,331
Series 2022-BNK44, Class A5, 5.746%, 11/18/2055 (Callable 11/15/2032) (4)		60,200,000	62,929,522
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 07/15/2027)		2,070,000	1,921,252
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 02/15/2028)		6,400,000	5,981,572
Series 2021-BN33, Class A5, 2.556%, 05/16/2064 (Callable 05/15/2031)		53,919,000	44,662,418
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%, 12/15/2051 (Callable 12/15/2028)		14,445,000	13,773,393
Benchmark Mortgage Trust:
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 10/15/2030)		29,825,000	23,750,834
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 12/15/2030)		46,400,000	36,971,789
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)		19,075,000	15,703,496
BMO Mortgage Trust,
Series 2022-C1, Class A5, 3.374%, 02/18/2055 (4)		31,900,000	27,852,904
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)		50,189,111	48,078,102
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)		25,065,000	23,908,987
Series 2016-C2, Class A4, 2.832%, 08/12/2049 (Callable 08/10/2026)		33,387,000	30,781,101
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 09/15/2027)		29,775,000	27,617,232
Series 2019-GC43, Class A4, 3.038%, 11/13/2052 (Callable 11/10/2029)		7,350,000	6,475,540
COMM Mortgage Trust:
Series 2014-CR18, Class A4, 3.550%, 07/17/2047 (Callable 07/15/2024)		2,142,472	2,079,649
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)		33,800,000	32,748,150
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047 (Callable 01/10/2029)		8,876,630	8,670,354
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2027)		27,105,399	25,937,208
Series 2015-DC1, Class A5, 3.350%, 02/12/2048 (Callable 02/10/2025)		23,390,000	22,386,347
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.422%, 11/17/2051 (Callable 11/15/2028) (4)		14,929,000	14,266,762
Series 2019-C16, Class A3, 3.329%, 06/17/2052 (Callable 06/15/2029)		18,504,000	16,600,830
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 09/15/2030)		31,100,000	25,035,537
GS Mortgage Securities Trust:
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047 (Callable 04/10/2024)		4,459,038	4,395,764
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 04/10/2024)		9,959,000	9,749,624
Series 2017-GS7, Class A4, 3.430%, 08/12/2050 (Callable 08/10/2027)		21,500,000	19,831,321
Series 2019-GC42, Class A4, 3.001%, 09/12/2052 (Callable 09/10/2029)		16,285,000	14,264,833
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 10/15/2023)		3,867,804	3,842,403
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 01/15/2024)		5,390,525	5,335,654
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 10/15/2025)		3,716,078	3,634,280
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 11/15/2024)		45,697,000	44,118,694
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)		42,110,000	40,252,342
Series 2015-C32, Class A5, 3.598%, 11/18/2048 (Callable 10/15/2025)		14,075,000	13,299,814
Series 2016-C4, Class A3, 3.141%, 12/17/2049 (Callable 04/15/2027)		39,133,000	36,139,537
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%, 03/17/2050 (Callable 04/15/2027)		17,310,000	16,265,290
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 08/15/2027)		27,356,184	25,297,327
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 10/15/2023)		966,489	960,867
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 06/15/2026)		35,020,000	34,137,489
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 09/15/2025)		12,407,904	12,024,269
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 10/15/2026)		9,062,000	8,321,994
Series 2016-C32, Class A4, 3.720%, 12/17/2049 (Callable 01/15/2027)		14,175,000	13,338,491
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 10/15/2027)		8,190,000	7,580,893
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A5, 3.530%, 06/17/2050 (Callable 06/15/2027)		3,470,100	3,223,109
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class A5, 3.795%, 04/16/2055 (Callable 04/15/2032) (4)		56,678,000	50,771,716
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 02/15/2025)		5,395,661	5,243,938
Series 2016-C35, Class ASB, 2.788%, 07/17/2048 (Callable 07/15/2026)		6,986,544	6,705,124
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049 (Callable 08/15/2026)		16,807,000	15,378,202
Series 2017-C40, Class A4, 3.581%, 10/17/2050 (Callable 10/15/2027)		48,894,000	45,485,648
Series 2017-C42, Class A4, 3.589%, 12/16/2050 (Callable 12/15/2027)		52,370,521	48,283,950
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 03/15/2027)		11,875,000	11,143,464
Series 2018-C47, Class A4, 4.442%, 09/16/2061 (Callable 10/15/2028)		10,850,000	10,414,974
WFRBS Commercial Mortgage Trust:
Series 2013-C18, Class A4, 3.896%, 12/17/2046 (Callable 01/15/2024)		15,414,320	15,150,676
Series 2014-C21, Class ASB, 3.393%, 08/16/2047 (Callable 08/15/2024)		2,352,744	2,319,697
Series 2014-C24, Class A5, 3.607%, 11/18/2047 (Callable 11/15/2024)		54,091,000	52,127,951
Total Non-U.S. Government Agency Issues (Cost $1,353,257,203)			1,220,385,701	5.1%
Total Commercial Mortgage-Backed Securities (Cost $1,897,218,012)			1,737,225,186	7.3%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/17/2026 (Callable 08/15/2023) (2)		15,650,000	14,962,868
Dell Equipment Finance Trust,
Series 2023-1, Class A3, 5.650%, 09/22/2028 (Callable 10/22/2025) (2)		61,075,000	61,307,726
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)		28,641,000	27,784,076
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)		14,635,000	14,479,284
Navient Private Education Refi Loan Trust:
Series 2021-EA, Class A, 0.970%, 12/16/2069 (Callable 08/15/2029) (2)		11,015,791	9,351,706
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 03/15/2029) (2)		10,229,986	8,937,170
Series 2022-A, Class A, 2.230%, 07/15/2070 (Callable 05/15/2029) (2)		24,743,878	22,219,664
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		27,644,109	25,017,084
PFS Financing Corp.:
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)		29,800,000	28,369,412
Series 2021-B, Class A, 0.770%, 08/17/2026 (2)		44,400,000	41,492,169
Series 2023-A, Class A, 5.800%, 03/15/2028 (2)		23,225,000	23,607,374
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)		45,100,000	39,326,370
Texas Electric Market Stabilization Funding N LLC,
4.966%, 02/01/2044 (2)		24,000,000	24,063,632
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 04/25/2023) (2)(4)		27,107,237	25,285,843
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 04/25/2023) (2)(4)		19,687,412	18,383,770
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)		27,935,050	27,118,028
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)		65,158,000	60,512,378
Total Asset Backed Securities (Cost $492,823,652)			472,218,554	2.0%
		Shares
Common Stock
Industrials
Weatherford International PLC (10)		46,003	2,730,278
Total Common Stock (Cost $3,790,590)			2,730,278	0.0%
Total Long-Term Investments (Cost $25,934,279,798)			23,575,375,324	98.8%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (5)		578,382,666	578,382,666
Total Short-Term Investment (Cost $578,382,666)			578,382,666	2.4%
Total Investments (Cost $26,512,662,464)			24,153,757,990	101.2%
Liabilities in Excess of Other Assets			(297,078,893)	(1.2)%
TOTAL NET ASSETS			$23,856,679,097	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $5,423,803,403, which represented 22.73% of total net assets.

(3)			Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(4)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.
(10)	Non-income producing.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,841,222,604	$–	$3,841,222,604
Other Government Related Securities	–	43,337,380	–	43,337,380
Corporate Bonds	–	11,699,116,211	–	11,699,116,211
Municipal Bonds	–	336,654,313	–	336,654,313
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,384,001,482	–	4,384,001,482
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,058,869,316	–	1,058,869,316
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	516,839,485	–	516,839,485
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,220,385,701	–	1,220,385,701
Asset Backed Securities	–	472,218,554	–	472,218,554
Common Stock	2,730,278	–	–	2,730,278
Total Long-Term Investments	2,730,278	23,572,645,046	–	23,575,375,324
Short-Term Investment
Money Market Mutual Fund	578,382,666	–	–	578,382,666
Total Short-Term Investment	578,382,666	–	–	578,382,666
Total Investments	$581,112,944	$23,572,645,046	$–	$24,153,757,990

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.